UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s PGIM Commodity Strategies Fund,

PGIM Core Conservative Bond Fund, PGIM Jennison Small-Cap Core Equity Fund,

PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund, and

PGIM TIPS Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	07/31/2018

Date of reporting period:	04/30/2018

Item 1. Schedule of Investments

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 96.9%
Common Stocks
Aerospace & Defense 1.1%
KLX, Inc.*	2,089	$ 163,422
Airlines 0.5%
Spirit Airlines, Inc.*	1,999	71,404
Banks 13.8%
Ameris Bancorp	1,357	70,157
Bank of the Ozarks	3,251	152,147
BankUnited, Inc.	6,614	261,981
Brookline Bancorp, Inc.	9,089	150,877
Byline Bancorp, Inc.*	3,936	83,640
Eagle Bancorp, Inc.*	3,026	177,626
East West Bancorp, Inc.	4,982	331,901
First Bancorp/Southern Pines NC	2,078	79,276
Pinnacle Financial Partners, Inc.	3,668	234,935
Renasant Corp.	3,425	154,913
Seacoast Banking Corp. of Florida*	4,259	117,676
Wintrust Financial Corp.	2,945	263,430
		2,078,559
Beverages 0.6%
MGP Ingredients, Inc.	1,017	97,418
Biotechnology 2.9%
Amicus Therapeutics, Inc.*	10,600	149,990
DBV Technologies SA (France) ADR*	3,000	65,850
Fibrogen, Inc.*	938	42,632
La Jolla Pharmaceutical Co.*	3,591	104,211
Puma Biotechnology, Inc.*	1,151	73,376
		436,059
Building Products 1.4%
JELD-WEN Holding, Inc.*	3,000	84,330
PGT Innovations, Inc.*	7,541	131,590
		215,920

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 1.4%
BrightSphere Investment Group PLC	7,785	$ 118,099
Moelis & Co. (Class A Stock)	1,809	97,324
		215,423
Chemicals 3.0%
Ferro Corp.*	9,342	205,617
PolyOne Corp.	3,541	148,191
Venator Materials PLC*	5,817	104,764
		458,572
Commercial Services & Supplies 2.2%
Advanced Disposal Services, Inc.*	3,198	70,484
Healthcare Services Group, Inc.	1,181	45,622
Mobile Mini, Inc.	5,065	212,730
		328,836
Construction & Engineering 0.3%
Great Lakes Dredge & Dock Corp.*	10,287	47,320
Construction Materials 2.3%
Summit Materials, Inc. (Class A Stock)	12,369	348,064
Diversified Telecommunication Services 1.1%
Cogent Communications Holdings, Inc.	3,515	165,732
Electric Utilities 1.2%
El Paso Electric Co.	3,442	175,714
Electronic Equipment, Instruments & Components 1.1%
Anixter International, Inc.*	1,938	114,148
Littelfuse, Inc.	139	25,982
nLight, Inc.*	861	21,465
		161,595
Energy Equipment & Services 0.3%
Cactus, Inc. (Class A Stock)*	1,824	52,367
Equity Real Estate Investment Trusts (REITs) 7.6%
Chatham Lodging Trust	2,497	47,568
Colony NorthStar, Inc. (Class A Stock)	10,260	62,689

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Columbia Property Trust, Inc.	5,883	$ 125,661
Cousins Properties, Inc.	12,486	111,000
Gaming & Leisure Properties, Inc.	2,614	89,582
Hersha Hospitality Trust	7,139	134,070
Independence Realty Trust, Inc.	8,249	77,541
National Storage Affiliates Trust	3,884	102,227
Pebblebrook Hotel Trust	2,781	97,307
QTS Realty Trust, Inc. (Class A Stock)	2,167	76,690
Retail Opportunity Investments Corp.	7,669	131,907
Summit Hotel Properties, Inc.	5,836	84,505
		1,140,747
Food & Staples Retailing 2.2%
Performance Food Group Co.*	5,416	175,749
Sprouts Farmers Market, Inc.*	6,140	153,684
		329,433
Food Products 1.9%
ADECOAGRO SA (Argentina)*	12,864	99,310
B&G Foods, Inc.(a)	2,102	47,821
Darling Ingredients, Inc.*	7,993	137,000
		284,131
Health Care Equipment & Supplies 3.5%
Glaukos Corp.*(a)	2,905	97,840
Inogen, Inc.*	457	64,245
Integra LifeSciences Holdings Corp.*	2,563	157,958
Nevro Corp.*	1,554	138,866
NuVasive, Inc.*	1,191	63,373
		522,282
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*(a)	1,814	64,542
HealthEquity, Inc.*	629	41,306
Premier, Inc. (Class A Stock)*	2,491	82,178
Tivity Health, Inc.*	3,171	113,998
		302,024
Health Care Technology 0.7%
Teladoc, Inc.*(a)	2,628	113,004

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 4.9%
Pinnacle Entertainment, Inc.*	5,708	$ 183,341
Planet Fitness, Inc. (Class A Stock)*	6,476	260,918
Texas Roadhouse, Inc.	1,476	94,582
Vail Resorts, Inc.	341	78,195
Wingstop, Inc.	2,475	120,928
		737,964
Insurance 0.7%
Goosehead Insurance, Inc. (Class A Stock)*	4,041	59,807
Validus Holdings Ltd.	678	45,948
		105,755
Internet Software & Services 3.9%
Box, Inc. (Class A Stock)*	2,746	62,773
Cardlytics, Inc.*	1,756	24,619
MINDBODY, Inc. (Class A Stock)*	2,890	114,588
MuleSoft, Inc. (Class A Stock)*	2,055	91,612
New Relic, Inc.*	1,975	138,033
Q2 Holdings, Inc.*	2,392	117,806
Trade Desk, Inc. (The) (Class A Stock)*	868	44,416
		593,847
IT Services 1.6%
InterXion Holding NV (Netherlands)*	2,929	190,444
Presidio, Inc.*	3,054	46,787
		237,231
Life Sciences Tools & Services 0.3%
Syneos Health, Inc.*	1,318	50,216
Machinery 5.9%
Actuant Corp. (Class A Stock)	3,009	70,862
Evoqua Water Technologies Corp.*	6,311	128,934
Gardner Denver Holdings, Inc.*	4,392	138,919
Milacron Holdings Corp.*	5,872	105,872
NN, Inc.	4,973	100,952
REV Group, Inc.	2,513	45,360
Rexnord Corp.*	7,709	212,074
Terex Corp.	2,485	90,752
		893,725

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.9%
MFA Financial, Inc.	17,253	$ 129,743
Oil, Gas & Consumable Fuels 3.2%
Arch Coal, Inc. (Class A Stock)	729	58,925
Semgroup Corp. (Class A Stock)	2,566	64,535
Tallgrass Energy GP LP	3,148	64,408
WPX Energy, Inc.*	17,389	297,178
		485,046
Pharmaceuticals 2.3%
GW Pharmaceuticals PLC (United Kingdom) ADR*	511	67,917
Intersect ENT, Inc.*	3,668	146,536
Prestige Brands Holdings, Inc.*	2,572	75,720
Revance Therapeutics, Inc.*	1,820	50,869
		341,042
Professional Services 1.8%
Huron Consulting Group, Inc.*	1,839	68,871
Korn/Ferry International	3,788	202,506
		271,377
Road & Rail 1.0%
Saia, Inc.*	2,182	144,121
Semiconductors & Semiconductor Equipment 3.0%
Brooks Automation, Inc.	3,414	84,940
Cavium, Inc.*	2,141	160,596
MaxLinear, Inc.*	5,865	130,966
Monolithic Power Systems, Inc.	626	73,305
		449,807
Software 8.7%
CommVault Systems, Inc.*	580	40,571
CyberArk Software Ltd. (Israel)*	2,610	143,446
Fortinet, Inc.*	1,704	94,334
Hubspot, Inc.*	2,347	248,547
Paycom Software, Inc.*	1,777	202,951
Proofpoint, Inc.*	1,603	189,058

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Varonis Systems, Inc.*	3,495	$ 228,398
Zendesk, Inc.*	3,204	156,195
		1,303,500
Specialty Retail 3.4%
Five Below, Inc.*	3,497	246,923
Hudson Ltd. (United Kingdom) (Class A Stock)*	5,935	88,016
Monro, Inc.	1,131	63,279
Party City Holdco, Inc.*	6,954	109,526
		507,744
Textiles, Apparel & Luxury Goods 0.9%
Steven Madden Ltd.	2,887	139,298
Thrifts & Mortgage Finance 0.4%
Luther Burbank Corp.	2,722	33,916
WSFS Financial Corp.	564	28,257
		62,173
Trading Companies & Distributors 2.9%
Beacon Roofing Supply, Inc.*	4,713	230,702
Univar, Inc.*	7,645	210,696
		441,398

Total Long-Term Investments (cost $12,319,034)		14,602,013
Short-Term Investments 5.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	488,030	488,030
PGIM Institutional Money Market Fund (cost $280,111; includes $279,722 of cash collateral for securities on loan)(b)(w)	280,134	280,134

Total Short-Term Investments (cost $768,141)		768,164

TOTAL INVESTMENTS 102.0% (cost $13,087,175)		15,370,177
Liabilities in excess of other assets (2.0)%		(306,952)

Net Assets 100.0%		$ 15,063,225

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $274,662; cash collateral of $279,722 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 163,422	$—	$—
Airlines	71,404	—	—
Banks	2,078,559	—	—
Beverages	97,418	—	—
Biotechnology	436,059	—	—
Building Products	215,920	—	—
Capital Markets	215,423	—	—
Chemicals	458,572	—	—
Commercial Services & Supplies	328,836	—	—
Construction & Engineering	47,320	—	—
Construction Materials	348,064	—	—
Diversified Telecommunication Services	165,732	—	—
Electric Utilities	175,714	—	—
Electronic Equipment, Instruments & Components	161,595	—	—
Energy Equipment & Services	52,367	—	—
Equity Real Estate Investment Trusts (REITs)	1,140,747	—	—
Food & Staples Retailing	329,433	—	—
Food Products	284,131	—	—
Health Care Equipment & Supplies	522,282	—	—
Health Care Providers & Services	302,024	—	—
Health Care Technology	113,004	—	—
Hotels, Restaurants & Leisure	737,964	—	—
Insurance	105,755	—	—
Internet Software & Services	593,847	—	—
IT Services	237,231	—	—

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$ 50,216	$—	$—
Machinery	893,725	—	—
Mortgage Real Estate Investment Trusts (REITs)	129,743	—	—
Oil, Gas & Consumable Fuels	485,046	—	—
Pharmaceuticals	341,042	—	—
Professional Services	271,377	—	—
Road & Rail	144,121	—	—
Semiconductors & Semiconductor Equipment	449,807	—	—
Software	1,303,500	—	—
Specialty Retail	507,744	—	—
Textiles, Apparel & Luxury Goods	139,298	—	—
Thrifts & Mortgage Finance	62,173	—	—
Trading Companies & Distributors	441,398	—	—
Affiliated Mutual Funds	768,164	—	—
Total	$15,370,177	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 99.2%
Commercial Mortgage-Backed Securities 3.7%
Benchmark Mortgage Trust, Series 2018-B3, Class A3	3.746%	04/10/51	30	$ 30,094
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283	11/15/50	90	86,616
CD Mortgage Trust, Series 2017-CD6, Class A3	3.104	11/13/50	40	38,872
Citigroup Commercial Mortgage Trust,
Series 2016-P6, Class A4	3.458	12/10/49	125	123,176
Series 2017-P8, Class A3	3.203	09/15/50	75	72,152
Commercial Mortgage Trust,
Series 2015-CR26, Class A4	3.630	10/10/48	55	54,930
Series 2016-DC2, Class A5	3.765	02/10/49	25	25,102
Fannie Mae-Aces,
Series 2015-M07, Class AB2	2.502	12/25/24	49	47,074
Series 2016-M11, Class A2	2.369(cc)	07/25/26	75	69,571
Series 2017-M01, Class A2	2.497(cc)	10/25/26	40	37,257
FHLMC Multifamily Structured Pass-Through Certificates,
Series K070, Class A2	3.303(cc)	11/25/27	50	49,438
Series K070, Class AM	3.364(cc)	12/25/27	25	24,677

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3	3.393	12/15/49	125	122,336
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	70	67,730
Series 2016-C32, Class A3	3.459	12/15/49	125	123,375

Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	125	121,850
UBS Commercial Mortgage Trust, Series 2018-C9, Class ASB	4.090	03/15/51	60	61,381
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	122,090
Series 2017-C39, Class A3	2.878	09/15/50	100	96,129

Total Commercial Mortgage-Backed Securities (cost $1,414,522)				1,373,850
Corporate Bonds 26.6%
Aerospace & Defense 0.4%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	55	52,221
Sr. Unsec’d. Notes	3.800	03/01/45	15	13,820

Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	26,341

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.500%	03/15/27	20	$ 18,995
Sr. Unsec’d. Notes	4.350	04/15/47	10	9,625

United Technologies Corp., Sr. Unsec’d. Notes	2.800	05/04/24	45	42,334
				163,336
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22	65	63,337
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A	3.222	08/15/24	55	52,260
Gtd. Notes, 144A	3.557	08/15/27	20	18,712
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.625	03/06/23	50	48,036
Sr. Unsec’d. Notes	4.250	11/10/44	10	9,756
				192,101
Airlines 0.1%
Continental Airlines, Inc., Class A, Pass-Through Certificates, Pass-Through Certificates	4.150	10/11/25	26	26,606
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	20	19,933
				46,539
Auto Manufacturers 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	6.375	02/01/29	60	66,617
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.664	09/08/24	10	9,593
Sr. Unsec’d. Notes	3.810	01/09/24	10	9,745
Sr. Unsec’d. Notes	4.134	08/04/25	10	9,784

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	15	16,021
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21	10	9,876
Gtd. Notes	4.000	01/15/25	80	77,945
				199,581

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Banks 5.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, 144A	3.419%	12/20/28	42	$ 39,441
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	115	113,682
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	50	51,181
Sr. Unsec’d. Notes, MTN	4.244	04/24/38	15	14,670
Sub. Notes	3.950	04/21/25	40	39,185
Sub. Notes, MTN	4.000	01/22/25	30	29,652
Sub. Notes, MTN	4.200	08/26/24	5	5,009

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	190,742
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.900	12/08/21	20	19,613
Sr. Unsec’d. Notes	3.400	05/01/26	40	37,773
Sr. Unsec’d. Notes	3.700	01/12/26	125	121,289
Sr. Unsec’d. Notes	4.281	04/24/48	45	43,882
Sub. Notes	4.125	07/25/28	35	33,720
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500	01/23/25	250	241,602
Sr. Unsec’d. Notes	4.223	05/01/29	140	137,614

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875	01/14/22	115	120,324
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	3.509	01/23/29	75	71,042
Sr. Unsec’d. Notes	3.875	02/01/24	45	45,252
Sr. Unsec’d. Notes	3.882	07/24/38	95	88,449
Sub. Notes	3.875	09/10/24	120	118,370
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	55	53,468
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	35	34,496
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	135	134,597
Sub. Notes, MTN	5.000	11/24/25	30	31,116

PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	50,159
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	20	19,477
U.S. Bancorp, Sr. Unsec’d. Notes	2.625	01/24/22	50	48,997
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	04/22/26	55	50,794
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	84,556
				2,070,152

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	3.300%	02/01/23	125	$ 123,993
Gtd. Notes	4.700	02/01/36	20	20,601
Gtd. Notes	4.900	02/01/46	30	31,124
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750	03/05/22	75	74,068
Sr. Unsec’d. Notes	3.600	03/01/24	10	10,136
				259,922
Biotechnology 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625	05/22/24	150	149,478
Celgene Corp., Sr. Unsec’d. Notes	3.625	05/15/24	40	39,113
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400	12/01/21	20	20,762
				209,353
Building Materials 0.0%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	5	4,862
Chemicals 0.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	75	76,651
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	20	20,221
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800	02/15/23	15	14,498
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	35	33,188
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	16,323
Sr. Unsec’d. Notes	6.000	11/15/21	30	32,251

Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	15	15,910
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	5	4,899
				213,941

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.1%
President & Fellows of Harvard College, Unsec’d. Notes	3.150%	07/15/46	9	$ 8,068
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	9,922
				17,990
Computers 0.8%
Apple, Inc.,
Sr. Unsec’d. Notes	2.400	05/03/23	120	115,301
Sr. Unsec’d. Notes	2.850	05/11/24	45	43,650
Sr. Unsec’d. Notes	3.250	02/23/26	40	39,009

International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	100	100,220
				298,180
Diversified Financial Services 0.3%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.200	03/03/20	35	34,559
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	19,410
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	19,346
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	50	50,079
				123,394
Electric 1.7%
Appalachian Power Co., Sr. Unsec’d. Notes	3.300	06/01/27	10	9,595
Arizona Public Service Co., Sr. Unsec’d. Notes	3.750	05/15/46	15	14,112
Commonwealth Edison Co.,
First Mortgage	3.650	06/15/46	5	4,685
First Mortgage	3.750	08/15/47	5	4,739
First Mortgage	4.000	03/01/48	5	4,962
First Mortgage	4.600	08/15/43	35	37,436
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	5	5,151

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Carolinas LLC, (cont’d.)
First Ref. Mortgage	2.950%	12/01/26	20	$ 19,018

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	67,977
Entergy Louisiana LLC,
Collateral Trust	4.000	03/15/33	15	14,965
First Mortgage	4.050	09/01/23	35	35,852

Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	10	9,842
Florida Power & Light Co.,
First Mortgage	2.750	06/01/23	25	24,255
First Mortgage	5.250	02/01/41	25	29,603

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	10	9,172
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.050	07/07/24	10	12,412
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	5,662
MidAmerican Energy Co., First Mortgage	3.650	08/01/48	25	23,530
Northern States Power Co., First Mortgage	3.400	08/15/42	15	13,668
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125	11/15/43	55	58,188
PacifiCorp, First Mortgage	5.250	06/15/35	45	51,640
PPL Electric Utilities Corp., First Mortgage	6.250	05/15/39	10	12,734
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	25	22,452
First Mortgage, MTN	3.600	12/01/47	5	4,681

Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	20	19,635
San Diego Gas & Electric Co., First Mortgage	3.750	06/01/47	5	4,830
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	10	9,157
South Carolina Electric & Gas Co., First Mortgage	5.100	06/01/65	5	5,076
Southern California Edison Co., First Ref. Mortgage	4.650	10/01/43	40	43,189

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Southwestern Electric Power Co., Sr. Unsec’d. Notes	3.850%	02/01/48	15	$ 14,124
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.000	05/15/37	20	24,730
				617,072
Foods 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	50	45,392
Gtd. Notes	4.375	06/01/46	10	8,997
				54,389
Forest Products & Paper 0.4%
International Paper Co., Sr. Unsec’d. Notes	3.650	06/15/24	130	127,935
Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	4.800	02/15/44	25	26,095
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	24,901
				50,996
Healthcare-Products 0.7%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900	11/30/21	40	39,443
Sr. Unsec’d. Notes	3.750	11/30/26	15	14,791

Becton, Dickinson and Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	31,206
Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	72,995
Medtronic, Inc., Gtd. Notes	3.625	03/15/24	65	65,208
Stryker Corp., Sr. Unsec’d. Notes	3.375	05/15/24	25	24,663
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.000	04/15/23	25	24,221
				272,527

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 1.7%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	70	$ 67,410
Anthem, Inc., Sr. Unsec’d. Notes	3.125	05/15/22	135	132,026
Ascension Health, Unsec’d. Notes	4.847	11/15/53	30	33,829
Children’s Hospital Corp. (The), Gtd. Notes	4.115	01/01/47	15	15,210
Cigna Corp., Sr. Unsec’d. Notes	4.000	02/15/22	35	35,515
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	10	9,840
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	5	5,266
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	20,183
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700	02/01/45	25	24,268
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000	07/01/42	25	28,756
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	19,925
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	15,432
Providence St Joseph Health Obligated Group, Unsec’d. Notes	2.746	10/01/26	50	46,463
Sutter Health, Unsec’d. Notes	4.091	08/15/48	60	58,889
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	89,985
Sr. Unsec’d. Notes	3.750	10/15/47	5	4,624
				607,621
Insurance 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	50	48,041
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	5	4,965
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	80	77,077
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	37,490

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500%	03/30/20	65	$ 67,716
Lincoln National Corp., Sr. Unsec’d. Notes	4.350	03/01/48	5	4,782
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600	08/01/43	15	15,976
				256,047
Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	2.800	08/22/24	15	14,437
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125	06/15/26	45	41,891
Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	06/26/22	45	43,775
Machinery-Diversified 0.3%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	2.650	06/24/24	10	9,493
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	65	63,296

Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	33,351
				106,140
Media 1.3%
21st Century Fox America, Inc., Gtd. Notes	5.400	10/01/43	60	68,946
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	20	19,679
Sr. Sec’d. Notes	6.484	10/23/45	50	53,594
Comcast Corp.,
Gtd. Notes	3.000	02/01/24	30	28,971
Gtd. Notes	4.600	08/15/45	65	65,492
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	5	4,898

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC, (cont’d.)
Gtd. Notes, 144A	3.500%	06/15/22	50	$ 49,466

Time Warner, Inc., Gtd. Notes	3.550	06/01/24	100	97,735
Viacom, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	19,586
Sr. Unsec’d. Notes	5.850	09/01/43	10	10,640

Walt Disney Co. (The), Sr. Unsec’d. Notes	2.750	08/16/21	50	49,637
				468,644
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	5	5,719
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750	06/15/25	45	45,420
				51,139
Miscellaneous Manufacturing 0.7%
General Electric Co.,
Sr. Unsec’d. Notes	2.700	10/09/22	155	149,566
Sr. Unsec’d. Notes, GMTN	3.150	09/07/22	95	93,328
				242,894
Oil & Gas 1.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550	03/15/26	15	16,169
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	25	24,674
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245	05/06/22	60	59,855
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250	06/15/37	10	9,884
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	150	148,001
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	5	5,084
ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	32,366

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	20	$ 22,060
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500	08/15/34	20	23,644
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	24,193
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	20,468
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	22,591
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125	02/15/22	40	39,886
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.250	01/15/25	40	37,796
Gtd. Notes	6.500	03/13/27	15	15,534
Gtd. Notes	6.500	06/02/41	20	19,150

Shell International Finance BV (Netherlands), Gtd. Notes	2.125	05/11/20	125	123,388
				644,743
Oil & Gas Services 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.080	12/15/47	5	4,588
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	25,819
				30,407
Pharmaceuticals 1.7%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600	05/14/25	60	58,058
Allergan Funding SCS,
Gtd. Notes	3.800	03/15/25	20	19,221
Gtd. Notes	4.550	03/15/35	15	14,126
Gtd. Notes	4.750	03/15/45	21	19,845
CVS Health Corp.,
Sr. Unsec’d. Notes	3.875	07/20/25	25	24,604
Sr. Unsec’d. Notes	4.780	03/25/38	10	9,889
Sr. Unsec’d. Notes	5.050	03/25/48	20	20,318
Sr. Unsec’d. Notes	5.125	07/20/45	15	15,580

Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	15	15,042

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	45	$ 44,293
Johnson & Johnson,
Sr. Unsec’d. Notes	2.450	03/01/26	25	23,248
Sr. Unsec’d. Notes	3.625	03/03/37	20	19,517

Merck & Co., Inc., Sr. Unsec’d. Notes	2.400	09/15/22	100	96,922
Mylan, Inc., Gtd. Notes, 144A	5.200	04/15/48	35	33,929
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	40	43,083
Pfizer, Inc., Sr. Unsec’d. Notes	3.000	12/15/26	14	13,409
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875	09/23/23	65	61,324
Wyeth LLC, Gtd. Notes	6.450	02/01/24	60	69,189
Zoetis, Inc., Sr. Unsec’d. Notes	3.000	09/12/27	5	4,614
				606,211
Pipelines 0.7%
Energy Transfer Partners LP, Gtd. Notes	4.900	03/15/35	30	28,305
Enterprise Products Operating LLC, Gtd. Notes	3.750	02/15/25	80	79,316
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	10	9,374
MPLX LP,
Sr. Unsec’d. Notes	4.500	07/15/23	20	20,499
Sr. Unsec’d. Notes	4.500	04/15/38	20	19,342
Sr. Unsec’d. Notes	4.875	06/01/25	10	10,352

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	34,414
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	10	10,025
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750	03/01/28	10	9,533
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300	03/01/48	10	9,788

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes	3.750%	06/15/27	30	$ 28,223
Sr. Unsec’d. Notes	4.850	03/01/48	5	4,803
				263,974
Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	20,175
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	20	18,256
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	10/01/24	90	87,573
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	14,380
				140,384
Retail 0.7%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	45	44,267
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	127,321
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	19,018
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625	01/15/22	45	44,186
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	26,344
				261,136
Semiconductors 0.1%
Broadcom Corp/Broadcom Cayman Finance Ltd., Gtd. Notes	3.125	01/15/25	20	18,543
Software 1.2%
Fidelity National Information Services, Inc., Gtd. Notes	3.875	06/05/24	10	9,992
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	35	34,932
Microsoft Corp.,
Sr. Unsec’d. Notes	2.875	02/06/24	220	214,434
Sr. Unsec’d. Notes	4.100	02/06/37	10	10,383

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes	2.650%	07/15/26	130	$ 120,206
Sr. Unsec’d. Notes	2.950	05/15/25	50	47,932
				437,879
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.600	02/17/23	95	94,505
Sr. Unsec’d. Notes	3.950	01/15/25	30	29,749
Sr. Unsec’d. Notes	4.750	05/15/46	75	69,851
Sr. Unsec’d. Notes	5.300	08/14/58	2	2,026

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125	12/15/30	25	35,942
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900	03/04/21	60	59,974
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.376	02/15/25	25	24,156
Sr. Unsec’d. Notes	3.500	11/01/24	5	4,912
Sr. Unsec’d. Notes	4.500	08/10/33	10	9,834
Sr. Unsec’d. Notes	4.522	09/15/48	78	72,341
				403,290
Textiles 0.1%
Cintas Corp. No 2, Gtd. Notes	3.700	04/01/27	20	19,643
Transportation 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	76,028
CSX Corp., Sr. Unsec’d. Notes	3.800	03/01/28	40	39,376
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900	06/15/19	45	46,464
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	20	19,091
Sr. Unsec’d. Notes	3.600	09/15/37	10	9,425
				190,384
Total Corporate Bonds (cost $10,063,558)				9,771,452

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds 1.1%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	20	$ 22,720
California 0.5%
Bay Area Toll Authority, Revenue Bonds, Series F, BABs	6.263	04/01/49	40	55,449
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	24,717
State of California, General Obligation, BABs	7.550	04/01/39	65	97,124
				177,290
Maryland 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	50,733
New Jersey 0.2%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414	01/01/40	50	73,556
New York 0.1%
New York City Water & Sewer System, Revenue Bonds, BABs	5.882	06/15/44	20	25,797
Ohio 0.1%
Ohio State University (The),
Revenue Bonds, Series A	4.048	12/01/56	12	11,885
Revenue Bonds, Series A	4.800	06/01/11	25	26,482
				38,367
Total Municipal Bonds (cost $383,658)				388,463
Sovereign Bonds 0.6%
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.250	09/14/21	100	99,950
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	76	71,440

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Province of Quebec Canada (Canada), Deb. Notes	7.125%	02/09/24	40	$ 47,644
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	10	9,625
Total Sovereign Bonds (cost $231,646)				228,659
U.S. Government Agency Obligations 27.2%
Federal Home Loan Banks	1.375	09/28/20	120	116,525
Federal Home Loan Banks	2.125	02/11/20	40	39,727
Federal Home Loan Mortgage Corp.	1.375	08/15/19	60	59,213
Federal Home Loan Mortgage Corp.	1.500	01/17/20	40	39,344
Federal Home Loan Mortgage Corp.	2.000	01/01/32	50	46,968
Federal Home Loan Mortgage Corp.	2.375	02/16/21	95	94,221
Federal Home Loan Mortgage Corp.	3.000	01/01/37	28	27,697
Federal Home Loan Mortgage Corp.	3.000	12/01/37	49	47,921
Federal Home Loan Mortgage Corp.	3.000	12/01/42	208	201,901
Federal Home Loan Mortgage Corp.	3.000	11/01/46	90	87,164
Federal Home Loan Mortgage Corp.	3.000	01/01/47	161	155,525
Federal Home Loan Mortgage Corp.	3.500	06/01/42	74	74,243
Federal Home Loan Mortgage Corp.	3.500	04/01/46	134	133,643
Federal Home Loan Mortgage Corp.	3.500	11/01/47	147	146,218
Federal Home Loan Mortgage Corp.	4.000	10/01/45	120	122,283
Federal Home Loan Mortgage Corp.	4.000	05/01/46	233	238,062
Federal National Mortgage Assoc.	1.875	09/24/26	115	104,400
Federal National Mortgage Assoc.	2.000	10/05/22	25	24,115
Federal National Mortgage Assoc.	2.375	01/19/23	65	63,577
Federal National Mortgage Assoc.	2.500	04/13/21	30	29,824
Federal National Mortgage Assoc.	2.500	09/01/46	86	79,890
Federal National Mortgage Assoc.	3.000	01/01/30	275	274,061
Federal National Mortgage Assoc.	3.000	11/01/32	143	141,667
Federal National Mortgage Assoc.	3.000	12/01/32	495	491,359
Federal National Mortgage Assoc.	3.000	01/01/33	197	195,663
Federal National Mortgage Assoc.	3.000	12/01/36	92	89,985
Federal National Mortgage Assoc.	3.000	10/01/42	33	31,951
Federal National Mortgage Assoc.	3.000	02/01/43	428	416,198
Federal National Mortgage Assoc.	3.000	04/01/43	142	137,870
Federal National Mortgage Assoc.	3.000	01/01/47	492	475,647
Federal National Mortgage Assoc.	3.500	08/01/31	79	80,480
Federal National Mortgage Assoc.	3.500	01/01/42	223	223,036
Federal National Mortgage Assoc.	3.500	03/01/42	211	211,500
Federal National Mortgage Assoc.	3.500	11/01/42	120	120,191
Federal National Mortgage Assoc.	3.500	08/01/43	172	171,412
Federal National Mortgage Assoc.	3.500	03/01/45	399	397,569

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	01/01/46	87	$ 86,592
Federal National Mortgage Assoc.	3.500	12/01/46	94	93,745
Federal National Mortgage Assoc.	3.500	01/01/47	178	176,730
Federal National Mortgage Assoc.	4.000	01/01/41	352	360,853
Federal National Mortgage Assoc.	4.000	04/01/41	192	196,933
Federal National Mortgage Assoc.	4.500	03/01/41	184	193,701
Federal National Mortgage Assoc.	4.500	02/01/44	209	219,047
Federal National Mortgage Assoc.	4.500	01/01/45	213	222,764
Federal National Mortgage Assoc.	5.000	11/01/35	222	237,964
Federal National Mortgage Assoc.	5.000	06/01/40	58	62,062
Federal National Mortgage Assoc.	5.000	03/01/42	109	116,921
Government National Mortgage Assoc.	2.500	12/20/46	45	42,956
Government National Mortgage Assoc.	3.000	01/20/43	205	201,250
Government National Mortgage Assoc.	3.000	04/20/45	126	123,513
Government National Mortgage Assoc.	3.000	07/20/46	222	217,406
Government National Mortgage Assoc.	3.000	09/20/46	222	216,806
Government National Mortgage Assoc.	3.500	12/20/42	408	410,837
Government National Mortgage Assoc.	3.500	01/20/44	137	138,165
Government National Mortgage Assoc.	3.500	04/20/45	94	94,622
Government National Mortgage Assoc.	3.500	07/20/46	344	345,290
Government National Mortgage Assoc.	4.000	12/20/45	247	254,091
Government National Mortgage Assoc.	4.000	10/20/46	16	16,145
Government National Mortgage Assoc.	4.000	03/20/47	167	171,639
Government National Mortgage Assoc.	4.500	04/20/41	42	44,050
Government National Mortgage Assoc.	4.500	12/20/44	98	102,853
Government National Mortgage Assoc.	4.500	11/20/46	66	69,987
Government National Mortgage Assoc.	4.500	01/20/47	20	21,320
Government National Mortgage Assoc.	5.000	04/20/45	68	72,751
Government National Mortgage Assoc.	5.500	12/15/33	26	28,841
Tennessee Valley Authority	2.250	03/15/20	80	79,557

Total U.S. Government Agency Obligations (cost $10,246,628)				10,010,441
U.S. Treasury Obligations 40.0%
U.S. Treasury Bonds	2.750	11/15/47	40	37,322
U.S. Treasury Bonds	2.875	08/15/45	500	479,824
U.S. Treasury Bonds	2.875	11/15/46	155	148,509
U.S. Treasury Bonds	3.000	11/15/44	140	137,763
U.S. Treasury Bonds	3.000	05/15/45	990	973,603
U.S. Treasury Bonds	3.000	02/15/48	60	58,889
U.S. Treasury Bonds	3.625	08/15/43	350	383,236
U.S. Treasury Bonds	3.750	11/15/43	130	145,234
U.S. Treasury Notes	1.000	11/15/19	370	362,051
U.S. Treasury Notes	1.250	06/30/19	1,430	1,412,237

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	1.375%	09/30/19	890	$ 877,206
U.S. Treasury Notes	1.375	04/30/21	600	578,250
U.S. Treasury Notes	1.375	05/31/21	455	437,902
U.S. Treasury Notes	1.625	04/30/19	115	114,245
U.S. Treasury Notes	1.625	12/31/19	510	503,207
U.S. Treasury Notes	1.625	06/30/20	935	917,250
U.S. Treasury Notes	1.625	04/30/23	110	104,006
U.S. Treasury Notes	1.875	03/31/22	55	53,277
U.S. Treasury Notes	1.875	04/30/22	525	507,979
U.S. Treasury Notes	1.875	09/30/22	937	902,631
U.S. Treasury Notes	2.000	11/30/20	935	921,267
U.S. Treasury Notes	2.000	11/30/22	230	222,435
U.S. Treasury Notes	2.000	02/15/25	220	207,857
U.S. Treasury Notes	2.125	06/30/21	570	560,693
U.S. Treasury Notes	2.125	09/30/21	385	377,872
U.S. Treasury Notes	2.125	05/15/25	345	327,925
U.S. Treasury Notes	2.250	02/15/27	440	416,711
U.S. Treasury Notes	2.375	04/15/21	465	461,840
U.S. Treasury Notes	2.375	01/31/23	20	19,640
U.S. Treasury Notes	2.375	08/15/24	1,155	1,121,749
U.S. Treasury Notes	2.625	11/15/20	590	590,553
U.S. Treasury Notes	2.750	04/30/23	160	159,706
U.S. Treasury Notes	2.750	02/15/28	55	54,136
U.S. Treasury Notes	2.875	04/30/25	120	119,817

Total U.S. Treasury Obligations (cost $14,949,211)				14,696,822

Total Long-Term Investments (cost $37,289,223)				36,469,687

	Shares
Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $716,998)(w)		716,998	716,998

TOTAL INVESTMENTS 101.2% (cost $38,006,221)			37,186,685
Liabilities in excess of other assets (1.2)%			(438,721)

Net Assets 100.0%			$ 36,747,964

PGIM Core Conservative Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$ —	$ 1,373,850	$—
Corporate Bonds	—	9,771,452	—
Municipal Bonds	—	388,463	—
Sovereign Bonds	—	228,659	—
U.S. Government Agency Obligations	—	10,010,441	—
U.S. Treasury Obligations	—	14,696,822	—
Affiliated Mutual Fund	716,998	—	—
Total	$716,998	$36,469,687	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential TIPS Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 100.3%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	790	$ 832,787
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	1,205	1,247,944
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	1,510	1,633,205
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	760	761,993
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	1,785	1,880,488
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,175	1,198,139
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	680	678,943
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	300	321,464
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	995	1,059,146
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	1,010	1,049,830
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	50	50,963
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	145	155,327
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	700	711,914
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	20	20,452
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	290	311,502
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	185	191,474
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	380	439,648
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	1,180	1,380,794
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	805	954,084
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	295	382,766
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	760	1,045,258
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	135	195,601
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	145	208,699
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	1,025	1,503,072
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	325	456,600
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	455	620,161
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	355	695,034
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	485	969,645

Total Long-Term Investments (cost $21,121,504)				20,956,933

Prudential TIPS Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $153,293)(w)	153,293	$ 153,293

TOTAL INVESTMENTS 101.0% (cost $21,274,797)		21,110,226
Liabilities in excess of other assets (1.0)%		(207,213)

Net Assets 100.0%		$20,903,013

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$ —	$20,956,933	$—
Affiliated Mutual Fund	153,293	—	—
Total	$153,293	$20,956,933	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments as of April 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 99.4%
U.S. Treasury Obligations(n) 64.8%
U.S. Treasury Bills	1.590%	06/14/18(bb)(k)	400	$ 399,195
U.S. Treasury Bills	1.613%	06/14/18(bb)(k)	1,000	997,986
U.S. Treasury Bills	1.620%	06/14/18(bb)(k)	800	798,389
U.S. Treasury Bills	1.694%	06/14/18	9,500	9,480,871
Total U.S. Treasury Obligations (cost $11,676,003)				11,676,441

	Shares
Unaffiliated Fund 34.6%
Dreyfus Treasury Securities Cash Management(bb) (cost $6,226,339)	6,226	6,226,339

TOTAL INVESTMENTS 99.4% (cost $17,902,342)		17,902,780
Other assets in excess of liabilities(z) 0.6%		116,731

Net Assets 100.0%		$ 18,019,511

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Commodity futures contracts outstanding at April 30, 2018(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
20	Brent Crude	Jul. 2018	$1,493,800	$ 44,820
10	Coffee ’C’	Jul. 2018	460,500	14,156
12	Copper	Jul. 2018	922,200	(25,350)
54	Corn	Jul. 2018	1,082,025	26,100
5	Cotton No. 2	Jul. 2018	209,600	1,225
10	Gasoline RBOB	Jun. 2018	894,936	15,770
17	Gold 100 OZ	Jun. 2018	2,242,640	(23,830)

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Commodity futures contracts outstanding at April 30, 2018(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions (cont’d):
10	Hard Red Winter Wheat	Jul. 2018	$ 268,750	$ 11,075
9	Lean Hogs	Jun. 2018	261,720	(13,090)
23	Live Cattle	Jun. 2018	976,120	4,620
9	LME Nickel	May 2018	734,454	10,347
6	LME Nickel	Jun. 2018	490,356	103,917
1	LME Nickel	Aug. 2018	81,966	4,986
4	LME Nickel	Dec. 2018	329,592	17,253
8	LME PRI Aluminum	May 2018	452,700	27,153
7	LME PRI Aluminum	Jun. 2018	396,375	20,734
2	LME PRI Aluminum	Sep. 2018	112,375	4,521
7	LME PRI Aluminum	Dec. 2018	393,313	17,440
8	LME Zinc	May 2018	625,750	(21,901)
4	LME Zinc	Jun. 2018	312,900	4,110
1	LME Zinc	Jul. 2018	78,188	(143)
2	LME Zinc	Oct. 2018	156,263	(3,729)
3	LME Zinc	Dec. 2018	234,019	(17,421)
55	Natural Gas	Jun. 2018	1,519,650	(5,230)
15	No. 2 Soft Red Winter Wheat	Jul. 2018	382,875	15,000
9	NY Harbor ULSD	Jun. 2018	812,435	14,666
6	Silver	Jul. 2018	492,030	(25,320)
22	Soybean	Jul. 2018	1,153,350	(225)
16	Soybean Meal	Jul. 2018	630,080	25,050
7	Soybean Oil	Jul. 2018	128,604	(4,452)
21	Sugar #11 (World)	Jul. 2018	276,360	(2,822)
25	WTI Crude	Jun. 2018	1,714,250	126,590
				366,020
Short Positions:
6	LME Nickel	Jun. 2018	490,356	(57,780)
1	LME Nickel	Aug. 2018	81,966	(6,207)
4	LME Nickel	Dec. 2018	329,592	(4,725)
7	LME PRI Aluminum	Jun. 2018	396,375	(25,053)
2	LME PRI Aluminum	Sep. 2018	112,375	(4,569)
7	LME PRI Aluminum	Dec. 2018	393,313	(27,458)
1	LME Zinc	May 2018	78,219	(7,119)
4	LME Zinc	Jun. 2018	312,900	13,678
1	LME Zinc	Jul. 2018	78,188	(1,344)
2	LME Zinc	Oct. 2018	156,263	12,288
3	LME Zinc	Dec. 2018	234,019	11,531
				(96,758)
				$269,262

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Cash of $70,510 and securities with a market value of $1,197,584 have been segregated with Morgan Stanley to cover requirements for open futures contracts at April 30, 2018.
(1)	Represents positions held in the Cayman Subsidiary.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$ —	$11,676,441	$—
Unaffiliated Fund	6,226,339	—	—
Other Financial Instruments*
Commodity Futures Contracts	269,262	—	—
Total	$6,495,601	$11,676,441	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 95.0%
Common Stocks 91.3%
Aerospace & Defense 2.5%
AAR Corp.	33	$ 1,429
Aerojet Rocketdyne Holdings, Inc.*	100	2,794
Aerovironment, Inc.*	24	1,308
Arconic, Inc.	500	8,905
Axon Enterprise, Inc.*	60	2,519
Boeing Co. (The)	683	227,821
Cubic Corp.	30	1,853
Curtiss-Wright Corp.	58	7,426
Engility Holdings, Inc.*	20	508
Esterline Technologies Corp.*	30	2,155
General Dynamics Corp.	343	69,049
Harris Corp.	150	23,463
Huntington Ingalls Industries, Inc.	60	14,593
KLX, Inc.*	70	5,476
L3 Technologies, Inc.	99	19,392
Lockheed Martin Corp.	307	98,498
Mercury Systems, Inc.*	50	1,604
Moog, Inc. (Class A Stock)*	38	3,115
National Presto Industries, Inc.	8	766
Northrop Grumman Corp.	215	69,239
Orbital ATK, Inc.	70	9,267
Raytheon Co.	355	72,754
Rockwell Collins, Inc.	204	27,038
Teledyne Technologies, Inc.*	49	9,167
Textron, Inc.	320	19,885
TransDigm Group, Inc.	63	20,196
Triumph Group, Inc.	40	946
United Technologies Corp.	915	109,937
		831,103
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	30	1,902
C.H. Robinson Worldwide, Inc.	176	16,197
Echo Global Logistics, Inc.*	20	546
Expeditors International of Washington, Inc.	220	14,049
FedEx Corp.	305	75,396
Forward Air Corp.	40	2,160
Hub Group, Inc. (Class A Stock)*	30	1,319
United Parcel Service, Inc. (Class B Stock)	840	95,340
		206,909

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Airlines 0.4%
Alaska Air Group, Inc.	163	$ 10,584
Allegiant Travel Co.	18	2,884
American Airlines Group, Inc.	526	22,581
Delta Air Lines, Inc.	790	41,254
Hawaiian Holdings, Inc.	50	2,060
JetBlue Airways Corp.*	350	6,716
SkyWest, Inc.	60	3,414
Southwest Airlines Co.	660	34,868
United Continental Holdings, Inc.*	290	19,587
		143,948
Auto Components 0.2%
American Axle & Manufacturing Holdings, Inc.*	80	1,227
Aptiv PLC	320	27,066
BorgWarner, Inc.	240	11,746
Cooper Tire & Rubber Co.	53	1,296
Cooper-Standard Holdings, Inc.*	20	2,476
Dana, Inc.	160	3,797
Delphi Technologies PLC	113	5,470
Dorman Products, Inc.*	40	2,570
Fox Factory Holding Corp.*	40	1,330
Gentex Corp.	320	7,277
Gentherm, Inc.*	30	1,014
Goodyear Tire & Rubber Co. (The)	290	7,282
LCI Industries	35	3,335
Motorcar Parts of America, Inc.*	20	381
Standard Motor Products, Inc.	18	816
Superior Industries International, Inc.	20	263
		77,346
Automobiles 0.4%
Ford Motor Co.	4,750	53,390
General Motors Co.	1,550	56,947
Harley-Davidson, Inc.	210	8,637
Thor Industries, Inc.	64	6,793
Winnebago Industries, Inc.	30	1,137
		126,904
Banks 6.0%
Ameris Bancorp	40	2,068
Associated Banc-Corp.	181	4,787
Banc of California, Inc.	30	576

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
BancorpSouth Bank	100	$ 3,305
Bank of America Corp.	11,666	349,047
Bank of Hawaii Corp.	50	4,210
Bank of the Ozarks	160	7,488
Banner Corp.	50	2,870
BB&T Corp.	944	49,843
Boston Private Financial Holdings, Inc.	40	642
Brookline Bancorp, Inc.	33	548
Cathay General Bancorp	100	4,001
Central Pacific Financial Corp.	20	582
Chemical Financial Corp.	90	4,940
Citigroup, Inc.	3,140	214,368
Citizens Financial Group, Inc.	606	25,143
City Holding Co.	20	1,432
Columbia Banking System, Inc.	75	3,016
Comerica, Inc.	220	20,808
Commerce Bancshares, Inc.	116	7,368
Community Bank System, Inc.	60	3,375
Cullen/Frost Bankers, Inc.	70	8,011
Customers Bancorp, Inc.*	20	576
CVB Financial Corp.	80	1,772
East West Bancorp, Inc.	180	11,992
Fidelity Southern Corp.	20	455
Fifth Third Bancorp	820	27,199
First BanCorp. (Puerto Rico)*	100	722
First Commonwealth Financial Corp.	70	1,060
First Financial Bancorp	115	3,559
First Financial Bankshares, Inc.	90	4,459
First Horizon National Corp.	390	7,137
First Midwest Bancorp, Inc.	90	2,188
FNB Corp.	390	5,070
Fulton Financial Corp.	200	3,380
Glacier Bancorp, Inc.	103	3,814
Great Western Bancorp, Inc.	56	2,304
Green Bancorp, Inc.*	25	564
Hancock Holding Co.	102	4,983
Hanmi Financial Corp.	20	552
Home BancShares, Inc.	170	3,951
Hope Bancorp, Inc.	110	1,902
Huntington Bancshares, Inc.	1,300	19,383
Independent Bank Corp.	35	2,531
International Bancshares Corp.	50	1,990
JPMorgan Chase & Co.	4,191	455,897
KeyCorp	1,250	24,900

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
LegacyTexas Financial Group, Inc.	40	$ 1,643
M&T Bank Corp.	189	34,449
MB Financial, Inc.	90	3,836
National Bank Holdings Corp. (Class A Stock)	23	809
NBT Bancorp, Inc.	40	1,462
OFG Bancorp (Puerto Rico)	40	540
Old National Bancorp	110	1,892
Opus Bank	20	564
Pacific Premier Bancorp, Inc.*	40	1,590
PacWest Bancorp	150	7,686
People’s United Financial, Inc.	370	6,767
Pinnacle Financial Partners, Inc.	80	5,124
PNC Financial Services Group, Inc. (The)	579	84,308
Prosperity Bancshares, Inc.	80	5,742
Regions Financial Corp.	1,320	24,684
S&T Bancorp, Inc.	36	1,536
Seacoast Banking Corp. of Florida*	50	1,382
ServisFirst Bancshares, Inc.	50	2,098
Signature Bank*	70	8,900
Simmons First National Corp. (Class A Stock)	80	2,416
Southside Bancshares, Inc.	21	731
Sterling Bancorp	265	6,294
SunTrust Banks, Inc.	580	38,744
SVB Financial Group*	68	20,373
Synovus Financial Corp.	150	7,840
TCF Financial Corp.	190	4,718
Texas Capital Bancshares, Inc.*	60	5,919
Tompkins Financial Corp.	10	777
Trustmark Corp.	60	1,879
U.S. Bancorp	1,910	96,359
UMB Financial Corp.	66	5,054
Umpqua Holdings Corp.	260	6,126
United Bankshares, Inc.	119	4,040
United Community Banks, Inc.	100	3,193
Valley National Bancorp	310	3,891
Webster Financial Corp.	120	7,223
Wells Fargo & Co.	5,352	278,090
Westamerica Bancorporation	30	1,674
Wintrust Financial Corp.	70	6,261
Zions Bancorporation	234	12,811
		2,020,193
Beverages 1.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	10	2,241

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Brown-Forman Corp. (Class B Stock)	317	$ 17,765
Coca-Cola Bottling Co. Consolidated	12	2,021
Coca-Cola Co. (The)	4,680	202,223
Constellation Brands, Inc. (Class A Stock)	209	48,724
Dr. Pepper Snapple Group, Inc.	220	26,391
MGP Ingredients, Inc.	17	1,628
Molson Coors Brewing Co. (Class B Stock)	220	15,673
Monster Beverage Corp.*	510	28,050
PepsiCo, Inc.	1,735	175,131
		519,847
Biotechnology 2.2%
AbbVie, Inc.	1,947	187,983
Acorda Therapeutics, Inc.*	20	462
Alexion Pharmaceuticals, Inc.*	274	32,231
AMAG Pharmaceuticals, Inc.*	20	411
Amgen, Inc.	822	143,423
Biogen, Inc.*	265	72,504
Celgene Corp.*	932	81,177
Cytokinetics, Inc.*	30	249
Eagle Pharmaceuticals, Inc.*	8	416
Emergent BioSolutions, Inc.*	40	2,074
Enanta Pharmaceuticals, Inc.*	16	1,489
Gilead Sciences, Inc.	1,594	115,135
Incyte Corp.*	210	13,007
Ligand Pharmaceuticals, Inc.*	25	3,871
MiMedx Group, Inc.*	50	410
Momenta Pharmaceuticals, Inc.*	70	1,456
Myriad Genetics, Inc.*	60	1,697
Progenics Pharmaceuticals, Inc.*	30	195
Regeneron Pharmaceuticals, Inc.*	96	29,153
Repligen Corp.*	40	1,480
Spectrum Pharmaceuticals, Inc.*	65	1,035
United Therapeutics Corp.*	60	6,607
Vertex Pharmaceuticals, Inc.*	310	47,480
		743,945
Building Products 0.3%
A.O. Smith Corp.	180	11,043
AAON, Inc.	33	1,122
Allegion PLC	130	10,033
American Woodmark Corp.*	14	1,151
Apogee Enterprises, Inc.	24	987

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Fortune Brands Home & Security, Inc.	190	$ 10,391
Gibraltar Industries, Inc.*	26	914
Griffon Corp.	20	398
Insteel Industries, Inc.	10	300
Johnson Controls International PLC	1,120	37,934
Lennox International, Inc.	45	8,702
Masco Corp.	370	14,012
Patrick Industries, Inc.*	30	1,707
PGT Innovations, Inc.*	40	698
Quanex Building Products Corp.	30	514
Simpson Manufacturing Co., Inc.	60	3,281
Trex Co., Inc.*	37	3,844
Universal Forest Products, Inc.	60	1,913
		108,944
Capital Markets 2.9%
Affiliated Managers Group, Inc.	73	12,035
Ameriprise Financial, Inc.	186	26,079
Bank of New York Mellon Corp. (The)	1,234	67,265
BlackRock, Inc.	154	80,311
Cboe Global Markets, Inc.	136	14,522
Charles Schwab Corp. (The)	1,463	81,460
CME Group, Inc.	416	65,595
Donnelley Financial Solutions, Inc.*	20	368
E*TRADE Financial Corp.*	320	19,418
Eaton Vance Corp.	150	8,158
Evercore, Inc. (Class A Stock)	50	5,062
FactSet Research Systems, Inc.	52	9,834
Federated Investors, Inc.	110	2,912
Financial Engines, Inc.	85	3,795
Franklin Resources, Inc.	380	12,783
Goldman Sachs Group, Inc. (The)	433	103,197
Greenhill & Co., Inc.	20	406
Interactive Brokers Group, Inc. (Class A Stock)	85	6,307
Intercontinental Exchange, Inc.	710	51,447
INTL. FCStone, Inc.*	20	896
Invesco Ltd.	480	13,906
Investment Technology Group, Inc.	30	607
Janus Henderson Group PLC (United Kingdom)	208	6,571
Legg Mason, Inc.	110	4,367
MarketAxess Holdings, Inc.	47	9,336
Moody’s Corp.	203	32,927
Morgan Stanley	1,690	87,238
MSCI, Inc.	110	16,481

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	148	$ 13,071
Northern Trust Corp.	267	28,502
Piper Jaffray Cos.	16	1,121
Raymond James Financial, Inc.	166	14,898
S&P Global, Inc.	317	59,786
SEI Investments Co.	170	10,749
State Street Corp.	447	44,602
Stifel Financial Corp.	90	5,245
T. Rowe Price Group, Inc.	300	34,146
Virtus Investment Partners, Inc.	8	923
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,619
WisdomTree Investments, Inc.	50	528
		958,473
Chemicals 2.0%
A Schulman, Inc.	33	1,416
AdvanSix, Inc.*	24	860
Air Products & Chemicals, Inc.	270	43,818
Albemarle Corp.	141	13,671
American Vanguard Corp.	30	647
Ashland Global Holdings, Inc.	70	4,633
Balchem Corp.	50	4,412
Cabot Corp.	70	3,910
CF Industries Holdings, Inc.	270	10,476
Chemours Co. (The)	228	11,037
DowDuPont, Inc.	2,853	180,424
Eastman Chemical Co.	180	18,374
Ecolab, Inc.	321	46,471
Flotek Industries, Inc.*	40	143
FMC Corp.	168	13,395
FutureFuel Corp.	30	351
Hawkins, Inc.	10	325
HB Fuller Co.	70	3,463
Ingevity Corp.*	50	3,841
Innophos Holdings, Inc.	10	414
Innospec, Inc.	26	1,890
International Flavors & Fragrances, Inc.	98	13,843
Koppers Holdings, Inc.*	20	876
Kraton Corp.*	32	1,461
LSB Industries, Inc.*	50	277
LyondellBasell Industries NV (Class A Stock)	400	42,292
Minerals Technologies, Inc.	38	2,624
Monsanto Co.	544	68,201
Mosaic Co. (The)	410	11,049

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
NewMarket Corp.	20	$ 7,591
Olin Corp.	200	6,038
PolyOne Corp.	87	3,641
PPG Industries, Inc.	313	33,140
Praxair, Inc.	350	53,382
Quaker Chemical Corp.	20	2,940
Rayonier Advanced Materials, Inc.	40	856
RPM International, Inc.	170	8,211
Scotts Miracle-Gro Co. (The)	50	4,179
Sensient Technologies Corp.	50	3,333
Sherwin-Williams Co. (The)	104	38,237
Stepan Co.	28	1,969
Tredegar Corp.	20	352
Valvoline, Inc.	242	4,908
		673,371
Commercial Services & Supplies 0.4%
ABM Industries, Inc.	60	1,868
Brady Corp. (Class A Stock)	50	1,820
Brink’s Co. (The)	70	5,166
Cintas Corp.	108	18,392
Clean Harbors, Inc.*	55	2,519
Copart, Inc.*	240	12,259
Deluxe Corp.	70	4,798
Essendant, Inc.	30	223
Healthcare Services Group, Inc.	100	3,863
Herman Miller, Inc.	56	1,719
HNI Corp.	40	1,336
Interface, Inc.	60	1,320
LSC Communications, Inc.	24	420
Matthews International Corp. (Class A Stock)	40	1,966
Mobile Mini, Inc.	60	2,520
MSA Safety, Inc.	37	3,213
Multi-Color Corp.	15	974
Pitney Bowes, Inc.	150	1,533
Republic Services, Inc.	270	17,464
Rollins, Inc.	120	5,822
RR Donnelley & Sons Co.	30	254
Stericycle, Inc.*	116	6,810
Team, Inc.*	20	339
Tetra Tech, Inc.	60	2,904
UniFirst Corp.	20	3,212
US Ecology, Inc.	20	1,066

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Viad Corp.	30	$ 1,523
Waste Management, Inc.	497	40,401
		145,704
Communications Equipment 1.0%
ADTRAN, Inc.	20	293
Applied Optoelectronics, Inc.*	20	639
ARRIS International PLC*	190	5,130
CalAmp Corp.*	30	593
Ciena Corp.*	156	4,017
Cisco Systems, Inc.	5,880	260,425
Comtech Telecommunications Corp.	32	979
Digi International, Inc.*	30	345
Extreme Networks, Inc.*	120	1,284
F5 Networks, Inc.*	80	13,047
Finisar Corp.*	110	1,714
Harmonic, Inc.*	50	183
InterDigital, Inc.	40	2,978
Juniper Networks, Inc.	390	9,590
Lumentum Holdings, Inc.*	80	4,036
Motorola Solutions, Inc.	203	22,295
NETGEAR, Inc.*	50	2,765
NetScout Systems, Inc.*	110	2,986
Oclaro, Inc.*	160	1,267
Plantronics, Inc.	52	3,388
ViaSat, Inc.*	75	4,798
Viavi Solutions, Inc.*	190	1,796
		344,548
Construction & Engineering 0.2%
AECOM*	184	6,337
Aegion Corp.*	20	454
Comfort Systems USA, Inc.	37	1,561
Dycom Industries, Inc.*	40	4,154
EMCOR Group, Inc.	80	5,887
Fluor Corp.	180	10,611
Granite Construction, Inc.	60	3,143
Jacobs Engineering Group, Inc.	140	8,133
KBR, Inc.	120	2,003
MYR Group, Inc.*	20	600
Orion Group Holdings, Inc.*	50	303

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Quanta Services, Inc.*	180	$ 5,850
Valmont Industries, Inc.	35	4,973
		54,009
Construction Materials 0.1%
Eagle Materials, Inc.	63	6,234
Martin Marietta Materials, Inc.	83	16,166
U.S. Concrete, Inc.*	20	1,169
Vulcan Materials Co.	166	18,541
		42,110
Consumer Finance 0.7%
American Express Co.	892	88,085
Capital One Financial Corp.	595	53,919
Discover Financial Services	438	31,207
Encore Capital Group, Inc.*	20	892
Enova International, Inc.*	40	1,172
EZCORP, Inc. (Class A Stock)*	40	548
FirstCash, Inc.	62	5,375
Green Dot Corp. (Class A Stock)*	60	3,649
Navient Corp.	310	4,111
PRA Group, Inc.*	50	1,780
SLM Corp.*	510	5,855
Synchrony Financial	870	28,858
World Acceptance Corp.*	10	1,025
		226,476
Containers & Packaging 0.4%
AptarGroup, Inc.	80	7,480
Avery Dennison Corp.	110	11,529
Ball Corp.	440	17,640
Bemis Co., Inc.	110	4,760
Greif, Inc. (Class A Stock)	28	1,638
International Paper Co.	510	26,296
Myers Industries, Inc.	30	699
Owens-Illinois, Inc.*	180	3,659
Packaging Corp. of America	120	13,883
Sealed Air Corp.	200	8,770
Silgan Holdings, Inc.	70	1,965

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Sonoco Products Co.	130	$ 6,677
WestRock Co.	320	18,931
		123,927
Distributors 0.1%
Core-Mark Holding Co., Inc.	30	618
Genuine Parts Co.	186	16,428
LKQ Corp.*	370	11,478
Pool Corp.	51	7,079
		35,603
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	60	2,856
American Public Education, Inc.*	20	806
Capella Education Co.	10	918
Career Education Corp.*	50	649
Graham Holdings Co.	7	4,221
H&R Block, Inc.	230	6,359
Regis Corp.*	30	469
Service Corp. International	230	8,397
Sotheby’s*	40	2,112
Strayer Education, Inc.	14	1,471
		28,258
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	2,346	454,490
Leucadia National Corp.	366	8,799
		463,289
Diversified Telecommunication Services 1.6%
AT&T, Inc.	7,480	244,596
ATN International, Inc.	10	530
CenturyLink, Inc.	1,148	21,330
Cincinnati Bell, Inc.*	30	454
Cogent Communications Holdings, Inc.	40	1,886
Consolidated Communications Holdings, Inc.	20	226
Frontier Communications Corp.	35	291
Iridium Communications, Inc.*	50	595

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	5,032	$ 248,329
Vonage Holdings Corp.*	180	2,012
		520,249
Electric Utilities 1.6%
ALLETE, Inc.	70	5,349
Alliant Energy Corp.	280	12,026
American Electric Power Co., Inc.	600	41,988
Duke Energy Corp.	852	68,296
Edison International	410	26,863
El Paso Electric Co.	60	3,063
Entergy Corp.	220	17,950
Eversource Energy	380	22,895
Exelon Corp.	1,172	46,505
FirstEnergy Corp.	530	18,232
Great Plains Energy, Inc.	270	8,837
Hawaiian Electric Industries, Inc.	130	4,510
IDACORP, Inc.	60	5,580
NextEra Energy, Inc.	573	93,921
OGE Energy Corp.	220	7,231
PG&E Corp.	640	29,504
Pinnacle West Capital Corp.	142	11,431
PNM Resources, Inc.	100	3,965
PPL Corp.	814	23,687
Southern Co. (The)	1,220	56,267
Westar Energy, Inc.	180	9,752
Xcel Energy, Inc.	630	29,509
		547,361
Electrical Equipment 0.5%
Acuity Brands, Inc.	53	6,348
AMETEK, Inc.	290	20,242
AZZ, Inc.	30	1,336
Eaton Corp. PLC	538	40,366
Emerson Electric Co.	770	51,136
Encore Wire Corp.	22	1,158
EnerSys	45	3,085
General Cable Corp.	40	1,186
Hubbell, Inc.	66	6,855
Powell Industries, Inc.	10	301
Regal Beloit Corp.	50	3,560

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	160	$ 26,325
Vicor Corp.*	30	1,075
		162,973
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. (Class A Stock)	380	31,810
Anixter International, Inc.*	30	1,767
Arrow Electronics, Inc.*	110	8,221
Avnet, Inc.	150	5,884
Badger Meter, Inc.	30	1,274
Bel Fuse, Inc. (Class B Stock)	20	387
Belden, Inc.	60	3,696
Benchmark Electronics, Inc.	50	1,315
Cognex Corp.	220	10,175
Coherent, Inc.*	30	5,047
Control4 Corp.*	20	417
Corning, Inc.	1,060	28,641
CTS Corp.	20	599
Daktronics, Inc.	50	451
Electro Scientific Industries, Inc.*	10	180
ePlus, Inc.*	16	1,278
Fabrinet (Thailand)*	30	846
FARO Technologies, Inc.*	20	1,010
FLIR Systems, Inc.	180	9,639
II-VI, Inc.*	60	2,286
Insight Enterprises, Inc.*	40	1,418
IPG Photonics Corp.*	52	11,078
Itron, Inc.*	40	2,616
Jabil, Inc.	190	5,054
KEMET Corp.*	45	775
Keysight Technologies, Inc.*	225	11,628
Knowles Corp.*	40	512
Littelfuse, Inc.	35	6,542
Methode Electronics, Inc.	36	1,436
MTS Systems Corp.	20	1,016
National Instruments Corp.	130	5,316
OSI Systems, Inc.*	20	1,280
Park Electrochemical Corp.	23	392
Plexus Corp.*	37	2,029
Rogers Corp.*	26	2,774
Sanmina Corp.*	70	2,065
ScanSource, Inc.*	20	686
SYNNEX Corp.	36	3,606
TE Connectivity Ltd.	438	40,186

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Tech Data Corp.*	42	$ 3,202
Trimble, Inc.*	310	10,726
TTM Technologies, Inc.*	70	976
VeriFone Systems, Inc.*	100	2,301
Vishay Intertechnology, Inc.	110	1,942
Zebra Technologies Corp. (Class A Stock)*	70	9,438
		243,917
Energy Equipment & Services 0.8%
Archrock, Inc.	110	1,188
Baker Hughes a GE Co.	500	18,055
Bristow Group, Inc.	30	482
C&J Energy Services, Inc.*	70	2,090
CARBO Ceramics, Inc.*	30	265
Core Laboratories NV	55	6,735
Diamond Offshore Drilling, Inc.*	30	552
Dril-Quip, Inc.*	40	1,658
Ensco PLC (Class A Stock)	414	2,339
Era Group, Inc.*	30	317
Exterran Corp.*	18	527
Geospace Technologies Corp.*	20	211
Gulf Island Fabrication, Inc.	40	400
Halliburton Co.	1,074	56,911
Helix Energy Solutions Group, Inc.*	60	463
Helmerich & Payne, Inc.	140	9,737
Matrix Service Co.*	40	616
McDermott International, Inc.*	270	1,782
Nabors Industries Ltd.	267	2,032
National Oilwell Varco, Inc.	450	17,401
Newpark Resources, Inc.*	60	630
Noble Corp. PLC*	110	514
Oceaneering International, Inc.	120	2,549
Oil States International, Inc.*	50	1,797
Patterson-UTI Energy, Inc.	260	5,569
Pioneer Energy Services Corp.*	75	259
ProPetro Holding Corp.*	70	1,281
Rowan Cos. PLC (Class A Stock)*	90	1,300
Schlumberger Ltd.	1,693	116,072
SEACOR Holdings, Inc.*	25	1,371
Superior Energy Services, Inc.*	110	1,180
TechnipFMC PLC (United Kingdom)	520	17,139
TETRA Technologies, Inc.*	90	354
Transocean Ltd.*	510	6,309

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Unit Corp.*	30	$ 680
US Silica Holdings, Inc.	90	2,710
		283,475
Equity Real Estate Investment Trusts (REITs) 2.8%
Acadia Realty Trust	70	1,652
Agree Realty Corp.	30	1,466
Alexander & Baldwin, Inc.	62	1,420
Alexandria Real Estate Equities, Inc.	122	15,198
American Assets Trust, Inc.	40	1,343
American Campus Communities, Inc.	170	6,649
American Tower Corp.	537	73,225
Apartment Investment & Management Co. (Class A Stock)	180	7,308
Armada Hoffler Properties, Inc.	30	407
AvalonBay Communities, Inc.	172	28,036
Boston Properties, Inc.	194	23,554
Camden Property Trust	110	9,394
CareTrust REIT, Inc.	30	396
CBL & Associates Properties, Inc.	85	355
Cedar Realty Trust, Inc.	70	272
Chatham Lodging Trust	25	476
Chesapeake Lodging Trust	50	1,477
Community Healthcare Trust, Inc.	20	510
CoreCivic, Inc.	140	2,822
CoreSite Realty Corp.	45	4,684
Corporate Office Properties Trust	90	2,476
Cousins Properties, Inc.	400	3,556
Crown Castle International Corp.	513	51,746
CyrusOne, Inc.	110	5,895
DCT Industrial Trust, Inc.	112	7,344
DiamondRock Hospitality Co.	170	1,879
Digital Realty Trust, Inc.	250	26,422
Douglas Emmett, Inc.	200	7,454
Duke Realty Corp.	430	11,653
Easterly Government Properties, Inc.	45	927
EastGroup Properties, Inc.	40	3,591
Education Realty Trust, Inc.	70	2,304
EPR Properties	90	4,952
Equinix, Inc.	99	41,658
Equity Residential	454	28,016
Essex Property Trust, Inc.	84	20,134
Extra Space Storage, Inc.	159	14,245
Federal Realty Investment Trust	93	10,774
First Industrial Realty Trust, Inc.	120	3,733

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Four Corners Property Trust, Inc.	50	$ 1,133
Franklin Street Properties Corp.	50	389
GEO Group, Inc. (The)	105	2,363
Getty Realty Corp.	25	626
GGP, Inc.	740	14,793
Global Net Lease, Inc.	70	1,303
Government Properties Income Trust	75	937
HCP, Inc.	560	13,082
Healthcare Realty Trust, Inc.	145	4,035
Hersha Hospitality Trust	20	376
Highwoods Properties, Inc.	130	5,723
Hospitality Properties Trust	200	4,976
Host Hotels & Resorts, Inc.	870	17,017
Independence Realty Trust, Inc.	40	376
Iron Mountain, Inc.	340	11,540
JBG SMITH Properties	100	3,687
Kilroy Realty Corp.	130	9,317
Kimco Realty Corp.	450	6,529
Kite Realty Group Trust	80	1,178
Lamar Advertising Co. (Class A Stock)	110	7,008
LaSalle Hotel Properties	110	3,253
Lexington Realty Trust	180	1,447
Liberty Property Trust	174	7,277
Life Storage, Inc.	53	4,687
LTC Properties, Inc.	40	1,446
Macerich Co. (The)	136	7,836
Mack-Cali Realty Corp.	80	1,374
Medical Properties Trust, Inc.	430	5,495
Mid-America Apartment Communities, Inc.	144	13,170
National Retail Properties, Inc.	194	7,380
National Storage Affiliates Trust	30	790
Omega Healthcare Investors, Inc.	220	5,716
Pennsylvania Real Estate Investment Trust	30	290
PotlatchDeltic Corp.	78	4,044
Prologis, Inc.	650	42,191
PS Business Parks, Inc.	26	2,997
Public Storage	183	36,926
Quality Care Properties, Inc.*	90	1,977
Ramco-Gershenson Properties Trust	40	478
Rayonier, Inc.	160	5,950
Realty Income Corp.	340	17,173
Regency Centers Corp.	178	10,475
Retail Opportunity Investments Corp.	90	1,548
Sabra Health Care REIT, Inc.	163	2,985

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Saul Centers, Inc.	10	$ 479
SBA Communications Corp.*	144	23,073
Senior Housing Properties Trust	250	3,893
Simon Property Group, Inc.	380	59,409
SL Green Realty Corp.	121	11,827
Summit Hotel Properties, Inc.	95	1,376
Tanger Factory Outlet Centers, Inc.	80	1,756
Taubman Centers, Inc.	80	4,478
UDR, Inc.	325	11,749
Uniti Group, Inc.	200	3,604
Universal Health Realty Income Trust	10	599
Urban Edge Properties	90	1,851
Urstadt Biddle Properties, Inc. (Class A Stock)	20	397
Ventas, Inc.	426	21,905
Vornado Realty Trust	210	14,286
Washington Prime Group, Inc.	80	518
Weingarten Realty Investors	140	3,846
Welltower, Inc.	460	24,582
Weyerhaeuser Co.	920	33,838
Whitestone REIT	30	326
		946,488
Food & Staples Retailing 1.5%
Andersons, Inc. (The)	20	653
Casey’s General Stores, Inc.	50	4,830
Costco Wholesale Corp.	543	107,058
CVS Health Corp.	1,239	86,519
Kroger Co. (The)	1,042	26,248
SpartanNash Co.	20	364
Sprouts Farmers Market, Inc.*	110	2,753
SUPERVALU, Inc.*	17	298
Sysco Corp.	590	36,899
United Natural Foods, Inc.*	50	2,251
Walgreens Boots Alliance, Inc.	1,034	68,709
Walmart, Inc.	1,781	157,547
		494,129
Food Products 1.1%
Archer-Daniels-Midland Co.	690	31,312
B&G Foods, Inc.	56	1,274
Calavo Growers, Inc.	20	1,874
Cal-Maine Foods, Inc.*	43	2,094
Campbell Soup Co.	240	9,787

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Conagra Brands, Inc.	476	$ 17,645
Darling Ingredients, Inc.*	190	3,257
Dean Foods Co.	40	344
Flowers Foods, Inc.	200	4,522
General Mills, Inc.	700	30,618
Hain Celestial Group, Inc. (The)*	110	3,204
Hershey Co. (The)	175	16,089
Hormel Foods Corp.	330	11,963
Ingredion, Inc.	88	10,656
J&J Snack Foods Corp.	20	2,748
J.M. Smucker Co. (The)	142	16,199
John B. Sanfilippo & Son, Inc.	10	569
Kellogg Co.	300	17,670
Kraft Heinz Co. (The)	728	41,045
Lamb Weston Holdings, Inc.	180	11,758
Lancaster Colony Corp.	25	3,140
McCormick & Co., Inc.	150	15,812
Mondelez International, Inc. (Class A Stock)	1,816	71,732
Post Holdings, Inc.*	90	7,161
Sanderson Farms, Inc.	25	2,779
Seneca Foods Corp. (Class A Stock)*	16	441
Tootsie Roll Industries, Inc.	20	571
TreeHouse Foods, Inc.*	70	2,695
Tyson Foods, Inc. (Class A Stock)	362	25,376
		364,335
Gas Utilities 0.2%
Atmos Energy Corp.	146	12,686
National Fuel Gas Co.	110	5,649
New Jersey Resources Corp.	100	4,135
Northwest Natural Gas Co.	36	2,207
ONE Gas, Inc.	60	4,183
South Jersey Industries, Inc.	90	2,781
Southwest Gas Holdings, Inc.	66	4,817
Spire, Inc.	68	4,906
UGI Corp.	210	10,162
WGL Holdings, Inc.	60	5,106
		56,632
Health Care Equipment & Supplies 2.8%
Abaxis, Inc.	32	2,130
Abbott Laboratories	2,122	123,352
ABIOMED, Inc.*	57	17,154

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Align Technology, Inc.*	96	$ 23,986
Analogic Corp.	20	1,662
AngioDynamics, Inc.*	30	581
Anika Therapeutics, Inc.*	10	440
Baxter International, Inc.	610	42,395
Becton, Dickinson & Co.	326	75,590
Boston Scientific Corp.*	1,660	47,675
Cantel Medical Corp.	50	5,603
CONMED Corp.	30	1,951
Cooper Cos., Inc. (The)	60	13,723
CryoLife, Inc.*	30	673
Cutera, Inc.*	10	501
Danaher Corp.	751	75,340
DENTSPLY SIRONA, Inc.	280	14,095
Edwards Lifesciences Corp.*	258	32,859
Globus Medical, Inc. (Class A Stock)*	80	4,095
Haemonetics Corp.*	70	5,463
Halyard Health, Inc.*	70	3,316
Heska Corp.*	7	571
Hill-Rom Holdings, Inc.	90	7,725
Hologic, Inc.*	330	12,801
ICU Medical, Inc.*	20	5,034
IDEXX Laboratories, Inc.*	110	21,394
Inogen, Inc.*	20	2,812
Integer Holdings Corp.*	40	2,196
Integra LifeSciences Holdings Corp.*	70	4,314
Intuitive Surgical, Inc.*	142	62,591
Invacare Corp.	40	728
Lantheus Holdings, Inc.*	10	178
LeMaitre Vascular, Inc.	17	535
LivaNova PLC*	65	5,771
Masimo Corp.*	57	5,115
Medtronic PLC	1,666	133,497
Meridian Bioscience, Inc.	44	642
Merit Medical Systems, Inc.*	66	3,201
Natus Medical, Inc.*	40	1,322
Neogen Corp.*	73	4,975
NuVasive, Inc.*	65	3,459
OraSure Technologies, Inc.*	25	443
Orthofix International NV*	20	1,220
ResMed, Inc.	176	16,657
STERIS PLC	103	9,735
Stryker Corp.	392	66,413
Surmodics, Inc.*	20	747

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Tactile Systems Technology, Inc.*	15	$ 522
Teleflex, Inc.	57	15,269
Varex Imaging Corp.*	29	1,044
Varian Medical Systems, Inc.*	110	12,715
West Pharmaceutical Services, Inc.	100	8,821
Zimmer Biomet Holdings, Inc.	256	29,483
		934,514
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	105	3,736
Aceto Corp.	30	76
Aetna, Inc.	405	72,515
Amedisys, Inc.*	46	3,040
AmerisourceBergen Corp.	196	17,754
AMN Healthcare Services, Inc.*	60	4,011
Anthem, Inc.	315	74,337
BioTelemetry, Inc.*	26	993
Cardinal Health, Inc.	390	25,026
Centene Corp.*	212	23,019
Chemed Corp.	20	6,164
Cigna Corp.	299	51,374
Community Health Systems, Inc.*	60	227
CorVel Corp.*	14	687
Cross Country Healthcare, Inc.*	30	377
DaVita, Inc.*	190	11,930
Diplomat Pharmacy, Inc.*	30	654
Encompass Health Corp.	130	7,907
Ensign Group, Inc. (The)	40	1,115
Envision Healthcare Corp.*	159	5,910
Express Scripts Holding Co.*	686	51,930
HCA Healthcare, Inc.	349	33,413
HealthEquity, Inc.*	70	4,597
Henry Schein, Inc.*	188	14,288
Humana, Inc.	175	51,481
Kindred Healthcare, Inc.*	60	534
Laboratory Corp. of America Holdings*	127	21,685
LHC Group, Inc.*	29	2,158
LifePoint Health, Inc.*	50	2,395
Magellan Health, Inc.*	34	2,851
McKesson Corp.	251	39,209
MEDNAX, Inc.*	120	5,509
Molina Healthcare, Inc.*	60	4,995
Owens & Minor, Inc.	30	487
Patterson Cos., Inc.	74	1,723

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Providence Service Corp. (The)*	16	$ 1,214
Quest Diagnostics, Inc.	174	17,609
Quorum Health Corp.*	50	353
Select Medical Holdings Corp.*	100	1,805
Tenet Healthcare Corp.*	60	1,436
Tivity Health, Inc.*	28	1,007
UnitedHealth Group, Inc.	1,181	279,188
Universal Health Services, Inc. (Class B Stock)	110	12,562
US Physical Therapy, Inc.	20	1,825
WellCare Health Plans, Inc.*	60	12,310
		877,416
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	150	1,743
Cerner Corp.*	380	22,135
Computer Programs & Systems, Inc.	20	597
HealthStream, Inc.	20	464
HMS Holdings Corp.*	70	1,261
Medidata Solutions, Inc.*	85	6,065
Omnicell, Inc.*	40	1,724
Quality Systems, Inc.*	30	403
Tabula Rasa HealthCare, Inc.*	10	410
		34,802
Hotels, Restaurants & Leisure 1.8%
Belmond Ltd. (United Kingdom) (Class A Stock)*	40	428
BJ’s Restaurants, Inc.	20	1,117
Boyd Gaming Corp.	72	2,391
Brinker International, Inc.	50	2,180
Carnival Corp.	500	31,530
Cheesecake Factory, Inc. (The)	50	2,597
Chipotle Mexican Grill, Inc.*	30	12,700
Churchill Downs, Inc.	14	3,844
Chuy’s Holdings, Inc.*	20	572
Cracker Barrel Old Country Store, Inc.	28	4,609
Darden Restaurants, Inc.	150	13,929
Dave & Buster’s Entertainment, Inc.*	40	1,700
Dine Brands Global, Inc.	20	1,587
Domino’s Pizza, Inc.	58	14,020
Dunkin’ Brands Group, Inc.	100	6,096
El Pollo Loco Holdings, Inc.*	31	310
Fiesta Restaurant Group, Inc.*	30	630
Hilton Worldwide Holdings, Inc.	351	27,673

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
ILG, Inc.	136	$ 4,642
International Speedway Corp. (Class A Stock)	20	822
Jack in the Box, Inc.	34	3,050
Marcus Corp. (The)	20	596
Marriott International, Inc. (Class A Stock)	365	49,888
Marriott Vacations Worldwide Corp.	30	3,678
McDonald’s Corp.	978	163,756
MGM Resorts International	632	19,857
Monarch Casino & Resort, Inc.*	20	853
Norwegian Cruise Line Holdings Ltd.*	256	13,688
Papa John’s International, Inc.	36	2,232
Penn National Gaming, Inc.*	80	2,425
Red Robin Gourmet Burgers, Inc.*	10	624
Royal Caribbean Cruises Ltd.	210	22,720
Ruth’s Hospitality Group, Inc.	30	806
Scientific Games Corp.*	80	4,264
Shake Shack, Inc. (Class A Stock)*	10	476
Six Flags Entertainment Corp.	90	5,692
Sonic Corp.	20	518
Starbucks Corp.	1,724	99,251
Texas Roadhouse, Inc.	80	5,126
Wendy’s Co. (The)	160	2,678
Wingstop, Inc.	30	1,466
Wyndham Worldwide Corp.	120	13,705
Wynn Resorts Ltd.	108	20,109
Yum! Brands, Inc.	415	36,146
		606,981
Household Durables 0.5%
Cavco Industries, Inc.*	10	1,704
D.R. Horton, Inc.	420	18,539
Ethan Allen Interiors, Inc.	20	441
Garmin Ltd.	146	8,566
Helen of Troy Ltd.*	28	2,496
Installed Building Products, Inc.*	20	1,154
iRobot Corp.*	29	1,692
KB Home	80	2,124
La-Z-Boy, Inc.	50	1,440
Leggett & Platt, Inc.	150	6,082
Lennar Corp. (Class A Stock)	330	17,454
LGI Homes, Inc.*	20	1,384
M/I Homes, Inc.*	20	610
MDC Holdings, Inc.	44	1,276
Meritage Homes Corp.*	40	1,780

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Mohawk Industries, Inc.*	80	$ 16,790
Newell Brands, Inc.	566	15,639
NVR, Inc.*	5	15,500
PulteGroup, Inc.	330	10,019
Tempur Sealy International, Inc.*	50	2,237
Toll Brothers, Inc.	180	7,589
TopBuild Corp.*	40	3,188
TRI Pointe Group, Inc.*	135	2,310
Tupperware Brands Corp.	50	2,228
Universal Electronics, Inc.*	10	463
Whirlpool Corp.	91	14,100
William Lyon Homes (Class A Stock)*	15	403
		157,208
Household Products 1.1%
Central Garden & Pet Co.*	20	750
Central Garden & Pet Co. (Class A Stock)*	30	1,065
Church & Dwight Co., Inc.	294	13,583
Clorox Co. (The)	156	18,283
Colgate-Palmolive Co.	1,080	70,449
Energizer Holdings, Inc.	76	4,359
Kimberly-Clark Corp.	430	44,522
Procter & Gamble Co. (The)	3,072	222,229
WD-40 Co.	16	2,110
		377,350
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	830	10,159
NRG Energy, Inc.	370	11,470
		21,629
Industrial Conglomerates 1.4%
3M Co.	734	142,682
Carlisle Cos., Inc.	75	8,080
General Electric Co.	10,510	147,876
Honeywell International, Inc.	916	132,527
Raven Industries, Inc.	40	1,464
Roper Technologies, Inc.	127	33,552
		466,181

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 2.5%
Aflac, Inc.	948	$ 43,200
Alleghany Corp.	19	10,919
Allstate Corp. (The)	440	43,041
American Equity Investment Life Holding Co.	100	3,020
American Financial Group, Inc.	88	9,963
American International Group, Inc.	1,105	61,880
AMERISAFE, Inc.	22	1,305
Aon PLC	302	43,026
Arthur J. Gallagher & Co.	220	15,398
Aspen Insurance Holdings Ltd. (Bermuda)	60	2,547
Assurant, Inc.	60	5,569
Brighthouse Financial, Inc.*	110	5,586
Brown & Brown, Inc.	260	7,080
Chubb Ltd.	572	77,603
Cincinnati Financial Corp.	184	12,943
CNO Financial Group, Inc.	170	3,645
eHealth, Inc.*	30	565
Employers Holdings, Inc.	36	1,472
Everest Re Group Ltd.	56	13,030
First American Financial Corp.	130	6,644
Genworth Financial, Inc. (Class A Stock)*	330	911
Hanover Insurance Group, Inc. (The)	58	6,661
Hartford Financial Services Group, Inc. (The)	440	23,690
HCI Group, Inc.	14	586
Horace Mann Educators Corp.	40	1,788
Infinity Property & Casualty Corp.	13	1,716
James River Group Holdings Ltd.	30	1,090
Kemper Corp.	66	4,455
Lincoln National Corp.	260	18,366
Loews Corp.	336	17,627
Maiden Holdings Ltd.	30	230
Marsh & McLennan Cos., Inc.	622	50,693
Mercury General Corp.	40	1,829
MetLife, Inc.	1,250	59,587
Navigators Group, Inc. (The)	20	1,130
Old Republic International Corp.	290	5,916
Primerica, Inc.	50	4,837
Principal Financial Group, Inc.	340	20,135
ProAssurance Corp.	60	2,838
Progressive Corp. (The)	708	42,685
Prudential Financial, Inc.	520	55,286
Reinsurance Group of America, Inc.	82	12,251
RenaissanceRe Holdings Ltd. (Bermuda)	51	6,938
RLI Corp.	60	3,797

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Safety Insurance Group, Inc.	18	$ 1,440
Selective Insurance Group, Inc.	80	4,736
Stewart Information Services Corp.	23	959
Third Point Reinsurance Ltd. (Bermuda)*	80	1,064
Torchmark Corp.	130	11,276
Travelers Cos., Inc. (The)	338	44,481
United Fire Group, Inc.	20	1,006
United Insurance Holdings Corp.	30	566
Universal Insurance Holdings, Inc.	20	649
Unum Group	275	13,304
Willis Towers Watson PLC	166	24,653
WR Berkley Corp.	116	8,649
XL Group Ltd. (Bermuda)	310	17,233
		843,494
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.*	487	762,705
Booking Holdings, Inc.*	60	130,680
Expedia Group, Inc.	151	17,386
FTD Cos., Inc.*	20	129
Netflix, Inc.*	532	166,229
Nutrisystem, Inc.	40	1,160
PetMed Express, Inc.	20	669
Shutterfly, Inc.*	35	2,832
TripAdvisor, Inc.*	120	4,491
		1,086,281
Internet Software & Services 4.1%
Akamai Technologies, Inc.*	210	15,046
Alarm.com Holdings, Inc.*	30	1,211
Alphabet, Inc. (Class A Stock)*	368	374,837
Alphabet, Inc. (Class C Stock)*	372	378,447
Blucora, Inc.*	30	780
Cars.com, Inc.*	63	1,794
DHI Group, Inc.*	70	98
eBay, Inc.*	1,140	43,183
Facebook, Inc. (Class A Stock)*	2,926	503,272
j2 Global, Inc.	61	4,842
Liquidity Services, Inc.*	50	323
LivePerson, Inc.*	50	840
LogMeIn, Inc.	67	7,383
NIC, Inc.	30	446
QuinStreet, Inc.*	90	1,012

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet Software & Services (cont’d.)
Shutterstock, Inc.*	20	$ 843
SPS Commerce, Inc.*	28	1,920
Stamps.com, Inc.*	20	4,555
VeriSign, Inc.*	104	12,212
XO Group, Inc.*	50	1,084
		1,354,128
IT Services 3.8%
Accenture PLC (Class A Stock)	758	114,609
Acxiom Corp.*	100	2,598
Alliance Data Systems Corp.	65	13,198
Automatic Data Processing, Inc.	542	63,999
Broadridge Financial Solutions, Inc.	148	15,867
CACI International, Inc. (Class A Stock)*	36	5,438
Cardtronics PLC (Class A Stock)*	34	892
Cognizant Technology Solutions Corp. (Class A Stock)	720	58,910
Convergys Corp.	80	1,869
CoreLogic, Inc.*	110	5,445
CSG Systems International, Inc.	30	1,284
DXC Technology Co.	353	36,380
EVERTEC, Inc. (Puerto Rico)	60	1,095
ExlService Holdings, Inc.*	54	3,122
Fidelity National Information Services, Inc.	411	39,033
Fiserv, Inc.*	510	36,138
Gartner, Inc.*	109	13,221
Global Payments, Inc.	197	22,271
International Business Machines Corp.	1,045	151,483
Jack Henry & Associates, Inc.	100	11,948
Leidos Holdings, Inc.	170	10,919
ManTech International Corp. (Class A Stock)	36	2,127
Mastercard, Inc. (Class A Stock)	1,126	200,732
MAXIMUS, Inc.	90	6,087
Paychex, Inc.	386	23,380
PayPal Holdings, Inc.*	1,375	102,589
Perficient, Inc.*	30	742
Sabre Corp.	265	5,470
Science Applications International Corp.	50	4,289
Sykes Enterprises, Inc.*	20	575
Teradata Corp.*	140	5,729
Total System Services, Inc.	210	17,653
Travelport Worldwide Ltd.	100	1,714
TTEC Holdings, Inc.	20	640
Virtusa Corp.*	20	963
Visa, Inc. (Class A Stock)	2,203	279,517

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Western Union Co. (The)	540	$ 10,665
WEX, Inc.*	53	8,582
		1,281,173
Leisure Products 0.1%
Brunswick Corp.	100	5,988
Callaway Golf Co.	70	1,208
Hasbro, Inc.	150	13,213
Mattel, Inc.	410	6,068
Nautilus, Inc.*	30	437
Polaris Industries, Inc.	70	7,337
Sturm Ruger & Co., Inc.	18	995
Vista Outdoor, Inc.*	60	1,005
		36,251
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	400	26,296
Bio-Rad Laboratories, Inc. (Class A Stock)*	24	6,089
Bio-Techne Corp.	47	7,093
Cambrex Corp.*	36	1,906
Charles River Laboratories International, Inc.*	60	6,251
Illumina, Inc.*	186	44,813
IQVIA Holdings, Inc.*	185	17,716
Luminex Corp.	20	427
Mettler-Toledo International, Inc.*	32	17,918
PerkinElmer, Inc.	148	10,857
Syneos Health, Inc.*	55	2,096
Thermo Fisher Scientific, Inc.	498	104,754
Waters Corp.*	103	19,406
		265,622
Machinery 1.8%
Actuant Corp. (Class A Stock)	30	706
AGCO Corp.	90	5,641
Alamo Group, Inc.	10	1,095
Albany International Corp. (Class A Stock)	30	1,774
Astec Industries, Inc.	20	1,111
Barnes Group, Inc.	70	3,887
Briggs & Stratton Corp.	20	361
Caterpillar, Inc.	736	106,249
Chart Industries, Inc.*	38	2,156
CIRCOR International, Inc.	10	424

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Crane Co.	64	$ 5,353
Cummins, Inc.	196	31,333
Deere & Co.	396	53,591
Donaldson Co., Inc.	160	7,082
Dover Corp.	192	17,798
EnPro Industries, Inc.	30	2,254
ESCO Technologies, Inc.	30	1,675
Federal Signal Corp.	30	650
Flowserve Corp.	160	7,106
Fortive Corp.	380	26,718
Franklin Electric Co., Inc.	43	1,763
Graco, Inc.	216	9,502
Greenbrier Cos., Inc. (The)	40	1,754
Harsco Corp.*	80	1,636
Hillenbrand, Inc.	74	3,430
IDEX Corp.	100	13,366
Illinois Tool Works, Inc.	375	53,257
Ingersoll-Rand PLC	310	26,006
ITT, Inc.	100	4,889
John Bean Technologies Corp.	40	4,310
Kennametal, Inc.	90	3,280
Lincoln Electric Holdings, Inc.	76	6,298
Lindsay Corp.	10	879
Lydall, Inc.*	10	446
Mueller Industries, Inc.	50	1,359
Nordson Corp.	66	8,488
Oshkosh Corp.	100	7,216
PACCAR, Inc.	440	28,015
Parker-Hannifin Corp.	164	26,998
Pentair PLC (United Kingdom)	210	14,129
Proto Labs, Inc.*	37	4,409
Snap-on, Inc.	70	10,167
SPX Corp.*	50	1,582
SPX FLOW, Inc.*	60	2,700
Standex International Corp.	16	1,551
Stanley Black & Decker, Inc.	194	27,468
Tennant Co.	18	1,332
Terex Corp.	90	3,287
Timken Co. (The)	70	2,992
Titan International, Inc.	42	433
Toro Co. (The)	130	7,591
Trinity Industries, Inc.	160	5,099
Wabash National Corp.	30	602
Wabtec Corp.	110	9,769

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Watts Water Technologies, Inc. (Class A Stock)	35	$ 2,607
Woodward, Inc.	70	5,036
Xylem, Inc.	220	16,038
		596,648
Marine 0.0%
Kirby Corp.*	72	6,142
Matson, Inc.	40	1,169
		7,311
Media 2.1%
AMC Networks, Inc. (Class A Stock)*	70	3,640
Cable One, Inc.	13	8,257
CBS Corp. (Class B Stock)	420	20,664
Charter Communications, Inc. (Class A Stock)*	228	61,854
Cinemark Holdings, Inc.	115	4,505
Comcast Corp. (Class A Stock)	5,646	177,228
Discovery, Inc. (Class A Stock)*	160	3,784
Discovery, Inc. (Class C Stock)*	400	8,888
DISH Network Corp. (Class A Stock)*	270	9,058
EW Scripps Co. (The) (Class A Stock)	30	334
Gannett Co., Inc.	50	484
Interpublic Group of Cos., Inc. (The)	450	10,615
John Wiley & Sons, Inc. (Class A Stock)	50	3,297
Live Nation Entertainment, Inc.*	150	5,920
Meredith Corp.	40	2,072
New Media Investment Group, Inc.	30	497
New York Times Co. (The) (Class A Stock)	120	2,814
News Corp. (Class A Stock)	450	7,191
News Corp. (Class B Stock)	90	1,463
Omnicom Group, Inc.	280	20,625
Scholastic Corp.	20	828
TEGNA, Inc.	180	1,903
Time Warner, Inc.	950	90,060
Twenty-First Century Fox, Inc. (Class A Stock)	1,280	46,797
Twenty-First Century Fox, Inc. (Class B Stock)	520	18,756
Viacom, Inc. (Class B Stock)	420	12,667
Walt Disney Co. (The)	1,837	184,306
World Wrestling Entertainment, Inc. (Class A Stock)	40	1,592
		710,099

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 0.4%
AK Steel Holding Corp.*	290	$ 1,331
Allegheny Technologies, Inc.*	155	4,118
Carpenter Technology Corp.	60	3,196
Century Aluminum Co.*	40	699
Commercial Metals Co.	100	2,101
Compass Minerals International, Inc.	40	2,692
Freeport-McMoRan, Inc.	1,590	24,184
Haynes International, Inc.	16	669
Kaiser Aluminum Corp.	20	1,971
Materion Corp.	20	1,015
Newmont Mining Corp.	660	25,931
Nucor Corp.	386	23,785
Olympic Steel, Inc.	20	469
Reliance Steel & Aluminum Co.	90	7,913
Royal Gold, Inc.	78	6,926
Steel Dynamics, Inc.	280	12,547
SunCoke Energy, Inc.*	40	460
TimkenSteel Corp.*	30	504
United States Steel Corp.	200	6,766
Worthington Industries, Inc.	50	2,226
		129,503
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	80	1,442
ARMOUR Residential REIT, Inc.	30	679
Capstead Mortgage Corp.	40	352
Invesco Mortgage Capital, Inc.	110	1,785
New York Mortgage Trust, Inc.	110	667
PennyMac Mortgage Investment Trust	50	879
		5,804
Multiline Retail 0.4%
Big Lots, Inc.	50	2,123
Dillard’s, Inc. (Class A Stock)	30	2,236
Dollar General Corp.	320	30,890
Dollar Tree, Inc.*	291	27,904
Fred’s, Inc. (Class A Stock)	30	72
J.C. Penney Co., Inc.*	140	407
Kohl’s Corp.	210	13,045
Macy’s, Inc.	360	11,185
Nordstrom, Inc.	130	6,573

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Ollie’s Bargain Outlet Holdings, Inc.*	70	$ 4,354
Target Corp.	664	48,206
		146,995
Multi-Utilities 0.9%
Ameren Corp.	300	17,586
Avista Corp.	90	4,667
Black Hills Corp.	60	3,401
CenterPoint Energy, Inc.	504	12,766
CMS Energy Corp.	340	16,045
Consolidated Edison, Inc.	392	31,411
Dominion Energy, Inc.	792	52,716
DTE Energy Co.	221	23,293
MDU Resources Group, Inc.	230	6,479
NiSource, Inc.	370	9,024
NorthWestern Corp.	70	3,846
Public Service Enterprise Group, Inc.	620	32,333
SCANA Corp.	170	6,251
Sempra Energy	314	35,105
Vectren Corp.	110	7,730
WEC Energy Group, Inc.	390	25,069
		287,722
Oil, Gas & Consumable Fuels 4.7%
Anadarko Petroleum Corp.	630	42,412
Andeavor	180	24,898
Apache Corp.	450	18,428
Cabot Oil & Gas Corp.	540	12,911
Callon Petroleum Co.*	190	2,643
Carrizo Oil & Gas, Inc.*	40	803
Chesapeake Energy Corp.*	860	2,554
Chevron Corp.	2,334	292,007
Cimarex Energy Co.	116	11,668
Cloud Peak Energy, Inc.*	75	239
CNX Resources Corp.*	200	2,972
Concho Resources, Inc.*	190	29,870
ConocoPhillips	1,432	93,796
CONSOL Energy, Inc.*	25	786
Denbury Resources, Inc.*	180	592
Devon Energy Corp.	650	23,615
Energen Corp.*	130	8,507
EOG Resources, Inc.	709	83,783
EQT Corp.	290	14,555

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	5,167	$ 401,734
Green Plains, Inc.	20	372
Gulfport Energy Corp.*	130	1,209
Hess Corp.	320	18,237
HighPoint Resources Corp.*	75	518
HollyFrontier Corp.	210	12,745
Kinder Morgan, Inc.	2,310	36,544
Marathon Oil Corp.	1,000	18,250
Marathon Petroleum Corp.	584	43,747
Matador Resources Co.*	105	3,438
Murphy Oil Corp.	200	6,022
Newfield Exploration Co.*	240	7,152
Noble Energy, Inc.	580	19,621
Oasis Petroleum, Inc.*	300	3,309
Occidental Petroleum Corp.	944	72,933
ONEOK, Inc.	510	30,712
Par Pacific Holdings, Inc.*	20	337
PBF Energy, Inc. (Class A Stock)	125	4,791
PDC Energy, Inc.*	90	4,819
Phillips 66	514	57,213
Pioneer Natural Resources Co.	211	42,527
QEP Resources, Inc.*	220	2,680
Range Resources Corp.	210	2,909
REX American Resources Corp.*	6	449
Ring Energy, Inc.*	50	836
SM Energy Co.	95	2,275
Southwestern Energy Co.*	420	1,722
SRC Energy, Inc.*	220	2,429
Valero Energy Corp.	528	58,571
Williams Cos., Inc. (The)	976	25,113
World Fuel Services Corp.	60	1,288
WPX Energy, Inc.*	470	8,032
		1,559,573
Paper & Forest Products 0.1%
Boise Cascade Co.	40	1,664
Clearwater Paper Corp.*	10	237
Domtar Corp.	80	3,512
KapStone Paper & Packaging Corp.	110	3,786
Louisiana-Pacific Corp.	180	5,099
Neenah, Inc.	20	1,560

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Paper & Forest Products (cont’d.)
P.H. Glatfelter Co.	20	$ 418
Schweitzer-Mauduit International, Inc.	30	1,171
		17,447
Personal Products 0.2%
Avon Products, Inc. (United Kingdom)*	200	506
Coty, Inc. (Class A Stock)	550	9,542
Edgewell Personal Care Co.*	60	2,643
Estee Lauder Cos., Inc. (The) (Class A Stock)	276	40,873
Inter Parfums, Inc.	20	1,024
Medifast, Inc.	12	1,205
Nu Skin Enterprises, Inc. (Class A Stock)	77	5,478
		61,271
Pharmaceuticals 3.8%
Akorn, Inc.*	88	1,270
Allergan PLC	410	62,997
Amphastar Pharmaceuticals, Inc.*	20	382
ANI Pharmaceuticals, Inc.*	10	594
Bristol-Myers Squibb Co.	1,994	103,947
Catalent, Inc.*	165	6,783
Corcept Therapeutics, Inc.*	90	1,501
Depomed, Inc.*	30	188
Eli Lilly & Co.	1,180	95,663
Endo International PLC*	170	974
Impax Laboratories, Inc.*	50	940
Innoviva, Inc.*	40	580
Johnson & Johnson	3,279	414,761
Lannett Co., Inc.*	20	312
Mallinckrodt PLC*	90	1,170
Medicines Co. (The)*	70	2,106
Merck & Co., Inc.	3,297	194,094
Mylan NV*	616	23,876
Nektar Therapeutics*	200	16,732
Perrigo Co. PLC	160	12,503
Pfizer, Inc.	7,258	265,715
Phibro Animal Health Corp. (Class A Stock)	20	846
Prestige Brands Holdings, Inc.*	50	1,472
Supernus Pharmaceuticals, Inc.*	50	2,345
Zoetis, Inc.	600	50,088
		1,261,839

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.4%
ASGN, Inc.*	70	$ 5,644
Dun & Bradstreet Corp. (The)	50	5,766
Equifax, Inc.	147	16,471
Exponent, Inc.	30	2,592
Forrester Research, Inc.	16	637
FTI Consulting, Inc.*	60	3,504
Heidrick & Struggles International, Inc.	20	753
IHS Markit Ltd.*	430	21,126
Insperity, Inc.	40	3,210
Kelly Services, Inc. (Class A Stock)	20	585
Korn/Ferry International	70	3,742
ManpowerGroup, Inc.	83	7,945
Navigant Consulting, Inc.*	20	428
Nielsen Holdings PLC	390	12,265
Resources Connection, Inc.	30	470
Robert Half International, Inc.	160	9,720
TrueBlue, Inc.*	20	533
Verisk Analytics, Inc.*	196	20,864
WageWorks, Inc.*	40	1,666
		117,921
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	360	16,312
HFF, Inc. (Class A Stock)	40	1,406
Jones Lang LaSalle, Inc.	58	9,831
RE/MAX Holdings, Inc. (Class A Stock)	20	1,083
		28,632
Road & Rail 0.9%
ArcBest Corp.	20	642
Avis Budget Group, Inc.*	90	4,447
CSX Corp.	1,075	63,844
Genesee & Wyoming, Inc. (Class A Stock)*	74	5,269
Heartland Express, Inc.	20	357
J.B. Hunt Transport Services, Inc.	110	12,917
Kansas City Southern	130	13,862
Knight-Swift Transportation Holdings, Inc.	165	6,437
Landstar System, Inc.	50	5,082
Marten Transport Ltd.	33	644
Norfolk Southern Corp.	350	50,214
Old Dominion Freight Line, Inc.	90	12,047
Roadrunner Transportation Systems, Inc.*	40	86
Ryder System, Inc.	60	4,046

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Saia, Inc.*	30	$ 1,981
Union Pacific Corp.	960	128,285
Werner Enterprises, Inc.	40	1,372
		311,532
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.*	46	2,739
Advanced Micro Devices, Inc.*(a)	970	10,554
Analog Devices, Inc.	458	40,006
Applied Materials, Inc.	1,292	64,174
Axcelis Technologies, Inc.*	30	660
Broadcom, Inc.	506	116,087
Brooks Automation, Inc.	60	1,493
Cabot Microelectronics Corp.	30	3,043
CEVA, Inc.*	16	522
Cirrus Logic, Inc.*	60	2,188
Cohu, Inc.	40	856
Cree, Inc.*	110	4,105
Cypress Semiconductor Corp.	380	5,540
Diodes, Inc.*	30	857
DSP Group, Inc.*	40	478
First Solar, Inc.*	110	7,800
FormFactor, Inc.*	75	861
Integrated Device Technology, Inc.*	150	4,174
Intel Corp.	5,706	294,544
KLA-Tencor Corp.	197	20,043
Kopin Corp.*	130	430
Kulicke & Soffa Industries, Inc. (Singapore)*	70	1,602
Lam Research Corp.	198	36,642
MaxLinear, Inc.*	50	1,117
Microchip Technology, Inc.	295	24,680
Micron Technology, Inc.*	1,420	65,292
Microsemi Corp.*	148	9,574
MKS Instruments, Inc.	65	6,656
Monolithic Power Systems, Inc.	55	6,440
Nanometrics, Inc.*	20	496
NVIDIA Corp.	737	165,751
PDF Solutions, Inc.*	30	335
Photronics, Inc.*	60	459
Power Integrations, Inc.	33	2,237
Qorvo, Inc.*	164	11,054
QUALCOMM, Inc.	1,816	92,634
Rambus, Inc.*	80	1,080
Rudolph Technologies, Inc.*	30	761

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Semtech Corp.*	90	$ 3,537
Silicon Laboratories, Inc.*	50	4,645
Skyworks Solutions, Inc.	220	19,087
SolarEdge Technologies, Inc.*	40	2,106
Synaptics, Inc.*	40	1,741
Teradyne, Inc.	250	8,137
Texas Instruments, Inc.	1,211	122,832
Ultra Clean Holdings, Inc.*	35	613
Veeco Instruments, Inc.*	25	386
Versum Materials, Inc.	140	4,925
Xilinx, Inc.	304	19,529
Xperi Corp.	20	440
		1,195,942
Software 5.1%
8x8, Inc.*	70	1,417
ACI Worldwide, Inc.*	130	3,022
Activision Blizzard, Inc.	920	61,042
Adobe Systems, Inc.*	608	134,733
Agilysys, Inc.*	40	471
ANSYS, Inc.*	107	17,298
Autodesk, Inc.*	272	34,245
Blackbaud, Inc.	60	6,298
Bottomline Technologies de, Inc.*	30	1,186
CA, Inc.	370	12,876
Cadence Design Systems, Inc.*	330	13,220
CDK Global, Inc.	160	10,438
Citrix Systems, Inc.*	170	17,495
CommVault Systems, Inc.*	50	3,497
Ebix, Inc.	28	2,170
Electronic Arts, Inc.*	379	44,714
Fair Isaac Corp.*	43	7,447
Fortinet, Inc.*	170	9,411
Intuit, Inc.	298	55,067
Manhattan Associates, Inc.*	70	3,014
Microsoft Corp.	9,391	878,246
MicroStrategy, Inc. (Class A Stock)*	16	2,039
Monotype Imaging Holdings, Inc.	44	975
Oracle Corp.	3,692	168,614
Progress Software Corp.	48	1,773
PTC, Inc.*	140	11,529
Qualys, Inc.*	38	2,924
Red Hat, Inc.*	223	36,362
salesforce.com, Inc.*	842	101,874

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Symantec Corp.	730	$ 20,287
Synchronoss Technologies, Inc.*	20	224
Synopsys, Inc.*	190	16,247
Take-Two Interactive Software, Inc.*	150	14,956
TiVo Corp.	100	1,415
Tyler Technologies, Inc.*	42	9,195
Ultimate Software Group, Inc. (The)*	43	10,317
VASCO Data Security International, Inc.*	30	465
		1,716,503
Specialty Retail 2.0%
Aaron’s, Inc.	80	3,342
Abercrombie & Fitch Co. (Class A Stock)	60	1,537
Advance Auto Parts, Inc.	93	10,644
American Eagle Outfitters, Inc.	200	4,136
Asbury Automotive Group, Inc.*	26	1,743
Ascena Retail Group, Inc.*	70	155
AutoNation, Inc.*	79	3,649
AutoZone, Inc.*	34	21,234
Barnes & Noble Education, Inc.*	40	288
Barnes & Noble, Inc.	40	222
Bed Bath & Beyond, Inc.	190	3,317
Best Buy Co., Inc.	306	23,418
Big 5 Sporting Goods Corp.	30	252
Buckle, Inc. (The)	20	461
Caleres, Inc.	43	1,407
CarMax, Inc.*	230	14,375
Cato Corp. (The) (Class A Stock)	20	324
Chico’s FAS, Inc.	60	596
Children’s Place, Inc. (The)	20	2,551
Dick’s Sporting Goods, Inc.	80	2,647
DSW, Inc. (Class A Stock)	70	1,561
Express, Inc.*	30	235
Finish Line, Inc. (The) (Class A Stock)	20	271
Five Below, Inc.*	70	4,943
Foot Locker, Inc.	140	6,031
Francesca’s Holdings Corp.*	30	149
GameStop Corp. (Class A Stock)	90	1,228
Gap, Inc. (The)	240	7,018
Genesco, Inc.*	10	428
Group 1 Automotive, Inc.	20	1,307
Guess?, Inc.	30	699
Haverty Furniture Cos., Inc.	20	363
Hibbett Sports, Inc.*	10	272

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Home Depot, Inc. (The)	1,430	$ 264,264
Kirkland’s, Inc.*	30	318
L Brands, Inc.	290	10,124
Lithia Motors, Inc. (Class A Stock)	30	2,876
Lowe’s Cos., Inc.	1,016	83,749
Lumber Liquidators Holdings, Inc.*	30	722
MarineMax, Inc.*	26	562
Michaels Cos., Inc. (The)*	90	1,676
Monro, Inc.	35	1,958
Murphy USA, Inc.*	40	2,503
Office Depot, Inc.	430	985
O’Reilly Automotive, Inc.*	102	26,119
Rent-A-Center, Inc.	40	404
RH*	20	1,909
Ross Stores, Inc.	470	37,999
Sally Beauty Holdings, Inc.*	112	1,936
Shoe Carnival, Inc.	20	487
Signet Jewelers Ltd.	70	2,722
Sleep Number Corp.*	40	1,134
Sonic Automotive, Inc. (Class A Stock)	20	396
Tailored Brands, Inc.	30	946
Tiffany & Co.	132	13,574
Tile Shop Holdings, Inc.	30	206
TJX Cos., Inc. (The)	770	65,334
Tractor Supply Co.	160	10,880
Ulta Beauty, Inc.*	78	19,571
Urban Outfitters, Inc.*	100	4,027
Vitamin Shoppe, Inc.*	20	99
Williams-Sonoma, Inc.	100	4,780
Zumiez, Inc.*	20	468
		683,531
Technology Hardware, Storage & Peripherals 3.5%
3D Systems Corp.*	50	502
Apple, Inc.	6,179	1,021,141
Cray, Inc.*	30	715
Diebold Nixdorf, Inc.	40	614
Electronics For Imaging, Inc.*	50	1,385
Hewlett Packard Enterprise Co.	1,934	32,975
HP, Inc.	1,980	42,550
NCR Corp.*	134	4,123
NetApp, Inc.	340	22,637
Seagate Technology PLC	340	19,683
Super Micro Computer, Inc.*	20	354

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.	372	$ 29,310
Xerox Corp.	237	7,454
		1,183,443
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	60	6,019
Crocs, Inc.*	50	790
Deckers Outdoor Corp.*	51	4,756
Fossil Group, Inc.*	20	299
G-III Apparel Group Ltd.*	40	1,460
Hanesbrands, Inc.	423	7,813
Michael Kors Holdings Ltd.*	190	13,000
Movado Group, Inc.	20	789
NIKE, Inc. (Class B Stock)	1,578	107,919
Oxford Industries, Inc.	20	1,541
Perry Ellis International, Inc.*	20	519
PVH Corp.	98	15,648
Ralph Lauren Corp.	70	7,689
Skechers U.S.A., Inc. (Class A Stock)*	160	4,560
Steven Madden Ltd.	60	2,895
Tapestry, Inc.	358	19,250
Under Armour, Inc. (Class A Stock)*	210	3,730
Under Armour, Inc. (Class C Stock)*	220	3,377
Unifi, Inc.*	20	592
Vera Bradley, Inc.*	30	341
VF Corp.	413	33,399
Wolverine World Wide, Inc.	110	3,296
		239,682
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc.*	64	2,578
Dime Community Bancshares, Inc.	30	593
HomeStreet, Inc.*	10	255
LendingTree, Inc.*	11	2,622
Meta Financial Group, Inc.	14	1,556
New York Community Bancorp, Inc.	530	6,296
NMI Holdings, Inc. (Class A Stock)*	55	762
Northfield Bancorp, Inc.	30	475
Northwest Bancshares, Inc.	80	1,328
Oritani Financial Corp.	30	459
Provident Financial Services, Inc.	50	1,306
TrustCo Bank Corp. NY	50	428

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Walker & Dunlop, Inc.	32	$ 1,828
Washington Federal, Inc.	110	3,492
		23,978
Tobacco 0.9%
Altria Group, Inc.	2,310	129,614
Philip Morris International, Inc.	1,898	155,636
Universal Corp.	24	1,129
		286,379
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	60	3,837
DXP Enterprises, Inc.*	20	726
Fastenal Co.	350	17,496
GATX Corp.	40	2,610
Kaman Corp.	30	1,819
MSC Industrial Direct Co., Inc. (Class A Stock)	50	4,322
NOW, Inc.*	90	1,092
United Rentals, Inc.*	106	15,900
Veritiv Corp.*	6	228
W.W. Grainger, Inc.	66	18,569
Watsco, Inc.	45	7,534
		74,133
Water Utilities 0.1%
American States Water Co.	40	2,229
American Water Works Co., Inc.	218	18,874
Aqua America, Inc.	220	7,733
California Water Service Group	50	1,938
		30,774
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	30	447
Telephone & Data Systems, Inc.	120	3,280
		3,727
Total Common Stocks (cost $27,519,901)		30,517,885
Exchange Traded Funds 3.7%
iShares Core S&P Mid-Cap ETF	406	75,906

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Exchange Traded Funds (Continued)
iShares Core S&P Small-Cap ETF	500	$ 38,910
SPDR S&P 500 ETF Trust	4,318	1,142,154
Total Exchange Traded Funds (cost $1,185,438)		1,256,970

Total Long-Term Investments (cost $28,705,339)		31,774,855
Short-Term Investments 5.1%
Affiliated Mutual Funds 4.8%
PGIM Core Ultra Short Bond Fund(w)	1,585,921	1,585,921
PGIM Institutional Money Market Fund (cost $3,410; includes $3,406 of cash collateral for securities on loan)(b)(w)	3,411	3,410
Total Affiliated Mutual Funds (cost $1,589,331)		1,589,331

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Treasury Obligation 0.3%
U.S. Treasury Bills (cost $99,796)	1.694(n)	06/14/18(k)	100	99,796

Total Short-Term Investments (cost $1,689,127)					1,689,127

TOTAL INVESTMENTS 100.1% (cost $30,394,466)				33,463,982
Liabilities in excess of other assets(z) (0.1)%					(32,564)

Net Assets 100.0%					$ 33,431,418

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,264; cash collateral of $3,406 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Futures Contracts outstanding at April 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	S&P 500 E-Mini Index	Jun. 2018	$1,323,500	$(29,438)
1	S&P Mid Cap 400 E-Mini Index	Jun. 2018	187,210	(1,710)
				$(31,148)
A security with a market value of $99,796 has been segregated with Morgan Stanley to cover requirements for open futures contracts at April 30, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 831,103	$ —	$—
Air Freight & Logistics	206,909	—	—
Airlines	143,948	—	—
Auto Components	77,346	—	—
Automobiles	126,904	—	—
Banks	2,020,193	—	—
Beverages	519,847	—	—
Biotechnology	743,945	—	—
Building Products	108,944	—	—
Capital Markets	958,473	—	—
Chemicals	673,371	—	—
Commercial Services & Supplies	145,704	—	—
Communications Equipment	344,548	—	—
Construction & Engineering	54,009	—	—
Construction Materials	42,110	—	—
Consumer Finance	226,476	—	—
Containers & Packaging	123,927	—	—
Distributors	35,603	—	—
Diversified Consumer Services	28,258	—	—
Diversified Financial Services	463,289	—	—

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$ 520,249	$ —	$—
Electric Utilities	547,361	—	—
Electrical Equipment	162,973	—	—
Electronic Equipment, Instruments & Components	243,917	—	—
Energy Equipment & Services	283,475	—	—
Equity Real Estate Investment Trusts (REITs)	946,488	—	—
Food & Staples Retailing	494,129	—	—
Food Products	364,335	—	—
Gas Utilities	56,632	—	—
Health Care Equipment & Supplies	934,514	—	—
Health Care Providers & Services	877,416	—	—
Health Care Technology	34,802	—	—
Hotels, Restaurants & Leisure	606,981	—	—
Household Durables	157,208	—	—
Household Products	377,350	—	—
Independent Power & Renewable Electricity Producers	21,629	—	—
Industrial Conglomerates	466,181	—	—
Insurance	843,494	—	—
Internet & Direct Marketing Retail	1,086,281	—	—
Internet Software & Services	1,354,128	—	—
IT Services	1,281,173	—	—
Leisure Products	36,251	—	—
Life Sciences Tools & Services	265,622	—	—
Machinery	596,648	—	—
Marine	7,311	—	—
Media	710,099	—	—
Metals & Mining	129,503	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,804	—	—
Multiline Retail	146,995	—	—
Multi-Utilities	287,722	—	—
Oil, Gas & Consumable Fuels	1,559,573	—	—
Paper & Forest Products	17,447	—	—
Personal Products	61,271	—	—
Pharmaceuticals	1,261,839	—	—
Professional Services	117,921	—	—
Real Estate Management & Development	28,632	—	—
Road & Rail	311,532	—	—
Semiconductors & Semiconductor Equipment	1,195,942	—	—
Software	1,716,503	—	—
Specialty Retail	683,531	—	—
Technology Hardware, Storage & Peripherals	1,183,443	—	—
Textiles, Apparel & Luxury Goods	239,682	—	—
Thrifts & Mortgage Finance	23,978	—	—
Tobacco	286,379	—	—
Trading Companies & Distributors	74,133	—	—
Water Utilities	30,774	—	—
Wireless Telecommunication Services	3,727	—	—

PGIM QMA US Broad Market Index Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Exchange Traded Funds	$ 1,256,970	$ —	$—
U.S. Treasury Obligation	—	99,796	—
Affiliated Mutual Funds	1,589,331	—	—
Other Financial Instruments*
Futures Contracts	(31,148)	—	—
Total	$33,333,038	$99,796	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 96.8%
Aerospace & Defense 1.3%
Curtiss-Wright Corp.	650	$ 83,226
Esterline Technologies Corp.*	620	44,547
Huntington Ingalls Industries, Inc.	80	19,457
		147,230
Airlines 0.3%
JetBlue Airways Corp.*	1,900	36,461
Auto Components 0.2%
Gentex Corp.	900	20,466
Automobiles 0.6%
Thor Industries, Inc.	650	68,991
Banks 7.4%
Associated Banc-Corp.	1,900	50,255
BankUnited, Inc.	900	35,649
Cathay General Bancorp	400	16,004
Cullen/Frost Bankers, Inc.	30	3,434
East West Bancorp, Inc.	1,490	99,264
Financial Institutions, Inc.	190	5,909
First Horizon National Corp.	2,100	38,430
Fulton Financial Corp.	1,800	30,420
Hancock Holding Co.	1,410	68,878
Hilltop Holdings, Inc.	1,100	24,662
International Bancshares Corp.	1,260	50,148
PacWest Bancorp	1,230	63,025
Shore Bancshares, Inc.	600	10,854
Signature Bank*	330	41,959
Synovus Financial Corp.	1,710	89,382
TCF Financial Corp.	2,600	64,558
UMB Financial Corp.	570	43,651
Valley National Bancorp	300	3,765
Wintrust Financial Corp.	880	78,716
		818,963
Biotechnology 0.9%
Genomic Health, Inc.*	200	6,346

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*	720	$ 79,279
Vanda Pharmaceuticals, Inc.*	800	11,160
		96,785
Building Products 0.1%
Universal Forest Products, Inc.	300	9,564
Capital Markets 2.6%
Donnelley Financial Solutions, Inc.*	200	3,680
Evercore, Inc. (Class A Stock)	720	72,900
Interactive Brokers Group, Inc. (Class A Stock)	860	63,812
Legg Mason, Inc.	1,000	39,700
LPL Financial Holdings, Inc.	430	26,045
Stifel Financial Corp.	1,350	78,678
		284,815
Chemicals 2.5%
Chemours Co. (The)	2,290	110,859
Minerals Technologies, Inc.	150	10,358
Olin Corp.	2,860	86,343
PolyOne Corp.	1,580	66,123
		273,683
Commercial Services & Supplies 1.3%
Brink’s Co. (The)	250	18,450
Copart, Inc.*	400	20,432
Deluxe Corp.	290	19,877
Herman Miller, Inc.	1,650	50,655
McGrath RentCorp	100	5,893
Pitney Bowes, Inc.	2,400	24,528
		139,835
Communications Equipment 1.3%
ARRIS International PLC*	3,000	81,000
EchoStar Corp. (Class A Stock)*	160	8,406
Lumentum Holdings, Inc.*	250	12,613
Plantronics, Inc.	730	47,559
		149,578

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 1.1%
EMCOR Group, Inc.	960	$ 70,646
KBR, Inc.	3,300	55,077
		125,723
Consumer Finance 0.4%
Navient Corp.	3,500	46,410
OneMain Holdings, Inc.*	100	3,085
		49,495
Containers & Packaging 1.5%
Greif, Inc. (Class A Stock)	730	42,720
Owens-Illinois, Inc.*	2,800	56,924
Sonoco Products Co.	1,220	62,659
		162,303
Diversified Consumer Services 0.9%
Service Corp. International	2,630	96,021
Diversified Financial Services 0.1%
Marlin Business Services Corp.	500	13,700
Electric Utilities 1.3%
Hawaiian Electric Industries, Inc.	1,740	60,361
IDACORP, Inc.	550	51,150
MGE Energy, Inc.	230	13,351
PNM Resources, Inc.	500	19,825
		144,687
Electrical Equipment 1.3%
EnerSys	1,020	69,931
Hubbell, Inc.	300	31,158
Regal Beloit Corp.	650	46,280
		147,369
Electronic Equipment, Instruments & Components 4.5%
Arrow Electronics, Inc.*	1,270	94,920
Avnet, Inc.	1,750	68,652
Jabil, Inc.	2,400	63,840
Keysight Technologies, Inc.*	100	5,168
National Instruments Corp.	1,800	73,602

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
SYNNEX Corp.	300	$ 30,051
Tech Data Corp.*	250	19,063
Trimble, Inc.*	2,320	80,272
Vishay Intertechnology, Inc.	300	5,295
Zebra Technologies Corp. (Class A Stock)*	430	57,977
		498,840
Energy Equipment & Services 1.1%
Bristow Group, Inc.	1,100	17,655
Core Laboratories NV	70	8,572
Exterran Corp.*	200	5,858
Matrix Service Co.*	1,100	16,940
Nabors Industries Ltd.	3,900	29,679
SEACOR Holdings, Inc.*	180	9,871
Superior Energy Services, Inc.*	2,900	31,117
		119,692
Equity Real Estate Investment Trusts (REITs) 7.7%
American Campus Communities, Inc.	800	31,288
Apple Hospitality REIT, Inc.	2,700	48,573
Brixmor Property Group, Inc.	3,300	49,137
Chesapeake Lodging Trust	300	8,862
CoreCivic, Inc.	3,500	70,560
DCT Industrial Trust, Inc.	220	14,425
EPR Properties	160	8,803
Franklin Street Properties Corp.	500	3,890
GEO Group, Inc. (The)	3,130	70,425
Highwoods Properties, Inc.	800	35,216
Hospitality Properties Trust	2,940	73,147
Liberty Property Trust	2,060	86,149
Mack-Cali Realty Corp.	2,800	48,076
PotlatchDeltic Corp.	1,410	73,109
Rayonier, Inc.	1,900	70,661
Ryman Hospitality Properties, Inc.	370	29,001
Senior Housing Properties Trust	5,100	79,407
Washington Prime Group, Inc.	1,700	10,999
WP Carey, Inc.	420	26,817
Xenia Hotels & Resorts, Inc.	600	12,354
		850,899
Food Products 2.5%
Flowers Foods, Inc.	2,400	54,264

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Ingredion, Inc.	540	$ 65,389
Lamb Weston Holdings, Inc.	1,670	109,084
Sanderson Farms, Inc.	410	45,576
		274,313
Gas Utilities 2.0%
Atmos Energy Corp.	390	33,887
National Fuel Gas Co.	470	24,135
Southwest Gas Holdings, Inc.	770	56,202
UGI Corp.	2,210	106,942
		221,166
Health Care Equipment & Supplies 4.2%
ABIOMED, Inc.*	330	99,313
CONMED Corp.	210	13,656
Globus Medical, Inc. (Class A Stock)*	1,200	61,428
Hill-Rom Holdings, Inc.	1,050	90,121
Integer Holdings Corp.*	190	10,431
Masimo Corp.*	930	83,449
STERIS PLC	1,040	98,301
Teleflex, Inc.	20	5,358
		462,057
Health Care Providers & Services 1.6%
MEDNAX, Inc.*	1,620	74,374
WellCare Health Plans, Inc.*	490	100,529
		174,903
Hotels, Restaurants & Leisure 2.3%
Brinker International, Inc.	1,700	74,103
Hilton Grand Vacations, Inc.*	400	17,200
International Speedway Corp. (Class A Stock)	100	4,110
Jack in the Box, Inc.	690	61,893
Scientific Games Corp.*	300	15,990
Texas Roadhouse, Inc.	1,300	83,304
		256,600
Household Durables 1.8%
NVR, Inc.*	27	83,700

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Toll Brothers, Inc.	1,390	$ 58,602
TRI Pointe Group, Inc.*	3,400	58,174
		200,476
Independent Power & Renewable Electricity Producers 0.5%
AES Corp.	500	6,120
NRG Energy, Inc.	1,700	52,700
		58,820
Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	160	17,237
Insurance 5.1%
Alleghany Corp.	41	23,562
American Equity Investment Life Holding Co.	400	12,080
American Financial Group, Inc.	820	92,840
Brown & Brown, Inc.	560	15,249
CNO Financial Group, Inc.	2,500	53,600
First American Financial Corp.	930	47,532
Genworth Financial, Inc. (Class A Stock)*	6,300	17,388
Hanover Insurance Group, Inc. (The)	680	78,098
Kemper Corp.	480	32,400
National General Holdings Corp.	1,000	25,770
Old Republic International Corp.	4,200	85,680
Reinsurance Group of America, Inc.	570	85,158
		569,357
Internet Software & Services 0.7%
LogMeIn, Inc.	730	80,446
IT Services 3.4%
Booz Allen Hamilton Holding Corp.	200	7,926
Broadridge Financial Solutions, Inc.	880	94,345
Leidos Holdings, Inc.	1,450	93,133
MAXIMUS, Inc.	1,190	80,480
Science Applications International Corp.	920	78,927
Teradata Corp.*	500	20,460
		375,271

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.7%
Brunswick Corp.	950	$ 56,886
Vista Outdoor, Inc.*	1,500	25,125
		82,011
Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc. (Class A Stock)*	100	25,371
Bio-Techne Corp.	190	28,673
Bruker Corp.	400	11,812
Charles River Laboratories International, Inc.*	560	58,346
		124,202
Machinery 5.0%
AGCO Corp.	1,250	78,350
Crane Co.	830	69,421
Global Brass & Copper Holdings, Inc.	230	6,900
Graco, Inc.	140	6,159
IDEX Corp.	600	80,196
ITT, Inc.	1,060	51,823
Oshkosh Corp.	950	68,552
Terex Corp.	1,670	60,988
Timken Co. (The)	1,520	64,980
Toro Co. (The)	1,250	72,988
		560,357
Media 1.3%
John Wiley & Sons, Inc. (Class A Stock)	780	51,441
News Corp. (Class A Stock)	1,200	19,176
TEGNA, Inc.	6,500	68,705
		139,322
Metals & Mining 3.0%
Commercial Metals Co.	1,500	31,515
Reliance Steel & Aluminum Co.	1,080	94,954
Steel Dynamics, Inc.	2,700	120,987
United States Steel Corp.	2,600	87,958
		335,414

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Ladder Capital Corp.	900	$ 12,510
Western Asset Mortgage Capital Corp.	2,600	25,870
		38,380
Multiline Retail 0.5%
Macy’s, Inc.	1,700	52,819
Multi-Utilities 1.2%
MDU Resources Group, Inc.	2,800	78,876
NorthWestern Corp.	1,060	58,236
		137,112
Oil, Gas & Consumable Fuels 2.8%
CVR Energy, Inc.	400	13,800
Energen Corp.*	130	8,507
HollyFrontier Corp.	1,000	60,690
Murphy Oil Corp.	2,400	72,264
Panhandle Oil and Gas, Inc. (Class A Stock)	400	7,780
PBF Energy, Inc. (Class A Stock)	2,200	84,326
W&T Offshore, Inc.*	1,900	11,590
World Fuel Services Corp.	2,490	53,460
		312,417
Paper & Forest Products 0.7%
Louisiana-Pacific Corp.	2,600	73,658
Personal Products 0.8%
Avon Products, Inc. (United Kingdom)*	3,500	8,855
Nu Skin Enterprises, Inc. (Class A Stock)	1,090	77,553
		86,408
Pharmaceuticals 0.8%
Catalent, Inc.*	1,200	49,332
Endo International PLC*	2,300	13,179
Mallinckrodt PLC*	770	10,010
Prestige Brands Holdings, Inc.*	400	11,776
		84,297
Professional Services 0.8%
ManpowerGroup, Inc.	890	85,191

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 1.1%
Jones Lang LaSalle, Inc.	570	$ 96,621
RMR Group, Inc. (The) (Class A Stock)	390	29,016
		125,637
Road & Rail 1.7%
Landstar System, Inc.	410	41,677
Old Dominion Freight Line, Inc.	750	100,395
Ryder System, Inc.	670	45,178
		187,250
Semiconductors & Semiconductor Equipment 2.9%
Cypress Semiconductor Corp.	5,400	78,732
First Solar, Inc.*	240	17,018
MKS Instruments, Inc.	830	84,992
Teradyne, Inc.	2,470	80,399
Versum Materials, Inc.	1,760	61,917
		323,058
Software 4.1%
ACI Worldwide, Inc.*	900	20,925
CDK Global, Inc.	830	54,149
Fair Isaac Corp.*	470	81,394
Fortinet, Inc.*	1,980	109,613
MicroStrategy, Inc. (Class A Stock)*	260	33,140
PTC, Inc.*	1,240	102,114
Tyler Technologies, Inc.*	250	54,730
		456,065
Specialty Retail 2.6%
AutoNation, Inc.*	1,560	72,056
Bed Bath & Beyond, Inc.	3,100	54,126
Michaels Cos., Inc. (The)*	2,200	40,964
Office Depot, Inc.	5,700	13,053
Sally Beauty Holdings, Inc.*	3,200	55,328
Signet Jewelers Ltd.	1,100	42,768
Urban Outfitters, Inc.*	300	12,081
		290,376
Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.*	1,600	49,232

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc.	600	$ 60,192
Skechers U.S.A., Inc. (Class A Stock)*	2,520	71,820
		132,012
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc. (Class A Stock)	640	55,322
Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	2,500	68,325
Total Common Stocks (cost $10,262,519)		10,744,611
Exchange Traded Fund 2.7%
iShares Core S&P Mid-Cap ETF (cost $288,110)	1,600	299,136

Total Long-Term Investments (cost $10,550,629)		11,043,747
Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $77,713)(w)	77,713	77,713

TOTAL INVESTMENTS 100.2% (cost $10,628,342)		11,121,460
Liabilities in excess of other assets (0.2)%		(20,930)

Net Assets 100.0%		$ 11,100,530

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 147,230	$—	$—
Airlines	36,461	—	—
Auto Components	20,466	—	—
Automobiles	68,991	—	—
Banks	818,963	—	—
Biotechnology	96,785	—	—
Building Products	9,564	—	—
Capital Markets	284,815	—	—
Chemicals	273,683	—	—
Commercial Services & Supplies	139,835	—	—
Communications Equipment	149,578	—	—
Construction & Engineering	125,723	—	—
Consumer Finance	49,495	—	—
Containers & Packaging	162,303	—	—
Diversified Consumer Services	96,021	—	—
Diversified Financial Services	13,700	—	—
Electric Utilities	144,687	—	—
Electrical Equipment	147,369	—	—
Electronic Equipment, Instruments & Components	498,840	—	—
Energy Equipment & Services	119,692	—	—
Equity Real Estate Investment Trusts (REITs)	850,899	—	—
Food Products	274,313	—	—
Gas Utilities	221,166	—	—
Health Care Equipment & Supplies	462,057	—	—
Health Care Providers & Services	174,903	—	—
Hotels, Restaurants & Leisure	256,600	—	—
Household Durables	200,476	—	—
Independent Power & Renewable Electricity Producers	58,820	—	—
Industrial Conglomerates	17,237	—	—
Insurance	569,357	—	—
Internet Software & Services	80,446	—	—
IT Services	375,271	—	—
Leisure Products	82,011	—	—
Life Sciences Tools & Services	124,202	—	—
Machinery	560,357	—	—
Media	139,322	—	—
Metals & Mining	335,414	—	—
Mortgage Real Estate Investment Trusts (REITs)	38,380	—	—
Multiline Retail	52,819	—	—
Multi-Utilities	137,112	—	—
Oil, Gas & Consumable Fuels	312,417	—	—
Paper & Forest Products	73,658	—	—
Personal Products	86,408	—	—
Pharmaceuticals	84,297	—	—

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Professional Services	$ 85,191	$—	$—
Real Estate Management & Development	125,637	—	—
Road & Rail	187,250	—	—
Semiconductors & Semiconductor Equipment	323,058	—	—
Software	456,065	—	—
Specialty Retail	290,376	—	—
Technology Hardware, Storage & Peripherals	49,232	—	—
Textiles, Apparel & Luxury Goods	132,012	—	—
Trading Companies & Distributors	55,322	—	—
Wireless Telecommunication Services	68,325	—	—
Exchange Traded Fund	299,136	—	—
Affiliated Mutual Fund	77,713	—	—
Total	$11,121,460	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the quarterly schedule of portfolio holdings:
Exchange:
LME — London Metal Exchange
OTC — Over the counter
Other:
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES — Alternative Credit Enhancements Securities
ADR — American Depositary Receipt
BABs — Build America Bonds
ETF — Exchange Traded Fund
GMTN — Global Medium Term Note
MTN — Medium Term Note
PRI — Primary Rate Interface
RBOB — Reformulated Gasoline Blendstock for Oxygen Blending
REIT(s) — Real Estate Investment Trust(s)
S&P — Standard & Poor’s
TIPS — Treasury Inflation-Protected Securities
ULSD — Ultra-Low Sulfur Diesel
WTI — West Texas Intermediate

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuationmethods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Certain Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
The PGIM QMA Commodity Strategies Fund (formerly known as Prudential Commodity Strategies Fund) wholly owns and controls the Prudential Commodity Strategies Subsidiary Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The

Subsidiary is not registered as an investment company under the 1940 Act. The Subsidiary follows the same valuation policies as the PGIM QMA Commodity Strategies Fund.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 2

By (Signature and Title) *	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 25, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 25, 2018

* Print the name and title of each signing officer under his or her signature